UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04930

Exact name of registrant as specified in charter:	Dryden Municipal Bond Fund

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	4/30/2007

Date of reporting period:	10/31/2006

Item 1 – Reports to Stockholders

Dryden Municipal Bond Fund/

High Income Series & Insured Series

OCTOBER 31, 2006	SEMIANNUAL REPORT

FUND TYPE

Municipal Bond

OBJECTIVE

High Income Series: Maximum amount of income that is eligible for exclusion from federal income taxes.

Insured Series: Maximum amount of income that is eligible for exclusion from federal income taxes, consistent with the preservation of capital.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Series’ portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of October 31, 2006, were not audited, and accordingly, no auditor’s opinion is expressed on them.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

December 15, 2006

Dear Shareholder:

We hope you find the semiannual report for the Dryden Municipal Bond Fund/High Income Series and Insured Series informative and useful. As a JennisonDryden mutual fund shareholder, you may be thinking about where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

Instead, we believe it is better to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two potential advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity to have at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds covering all the basic asset classes and that reflects your personal investor profile and tolerance for risk.

JennisonDryden Mutual Funds gives you a wide range of choices that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of three leading asset managers. They are recognized and respected in the institutional market and by discerning investors for excellence in their respective strategies. JennisonDryden equity funds are advised by Jennison Associates LLC or Quantitative Management Associates LLC (QMA). Prudential Investment Management, Inc. (PIM) advises the JennisonDryden fixed income and money market funds. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

Dryden Municipal Bond Fund

Dryden Municipal Bond Fund	1

Your Series’ Performance

High Income Series

Series objective

The investment objective of the Dryden Municipal Bond Fund/High Income Series (the Series) is to seek the maximum amount of income that is eligible for exclusion from federal income taxes. There can be no assurance that the Series will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 4.00% (Class A shares).

Cumulative Total Returns as of 10/31/06
	Six Months	One Year	Five Years	Ten Years
Class A	4.81%	7.53%	33.24%	68.92%
Class B	4.67	7.26	31.56	64.35
Class C	4.55	7.00	29.94	60.34
Class Z	4.94	7.80	34.94	72.64
LB Muni Bond Index[1]	4.12	5.75	27.94	76.60
LB Non-Investment-Grade Muni Bond Index[2,3]	6.31	11.87	51.05	97.28
Lipper HY Muni Debt Funds Avg.[4]	4.72	7.96	34.59	69.05

Average Annual Total Returns[5] as of 9/30/06
		One Year	Five Years	Ten Years
Class A		2.03%	5.05%	5.00%
Class B		1.02	5.48	5.13
Class C		4.77	5.38	4.87
Class Z		6.54	6.18	5.65
LB Muni Bond Index[1]		4.45	5.17	5.90
LB Non-Investment-Grade Muni Bond Index[2,3]		10.73	8.34	7.09
Lipper HY Muni Debt Funds Avg.[4]		6.74	6.07	5.40

2	Visit our website at www.jennisondryden.com

Distribution and Yields as of 10/31/06
	Total Distributions Paid for Six Months	30-Day SEC Yield	Taxable Equivalent Yield[6] at Tax Rates of
			33%	35%
Class A	$0.25	3.74%	5.58%	5.75%
Class B	$0.24	3.64	5.43	5.60
Class C	$0.22	3.39	5.06	5.22
Class Z	$0.26	4.15	6.19	6.38

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 4.00%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class Z shares are not subject to a sales charge.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1The Lehman Brothers (LB) Municipal (Muni) Bond Index is an unmanaged index of over 39,000 long-term investment-grade municipal bonds. It gives a broad look at how long-term investment-grade municipal bonds have performed.

2The Lehman Brothers (LB) Non-Investment-Grade Municipal (Muni) Bond Index is an unmanaged index of non-rated or Ba1 below-rated municipal bonds. It gives a broad look at how non-investment-grade municipal bonds have performed. The bonds in this index must have an outstanding par value of at least $3 million and be issued as part of a transaction of at least $20 million. The bonds must also have a dated date after December 31, 1990, and must be at least one year from their maturity date.

3The inception date of the LB Non-Investment-Grade Muni Bond Index is October 1995.

4The Lipper High Yield (HY) Municipal (Muni) Debt Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper HY Muni Debt Funds category for the periods noted. Funds in the Lipper Average invest at least 50% of their assets in lower-rated municipal debt issues.

5The average annual total returns take into account applicable sales charges. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 0.50%, and 1.00%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

6Some investors may be subject to the federal alternative minimum tax and/or state and local taxes. Taxable equivalent yields reflect federal taxes only.

Investors cannot invest directly in an index. The returns for the Lehman Brothers Indexes and the Lipper Average would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Dryden Municipal Bond Fund	3

Your Series’ Performance (continued)

Five Largest Issues expressed as a percentage of net assets as of 10/31/06
Memphis (TN) Ctr. City Rev., Fin. Corp., 6.50%, 09/01/28	4.4%
West Virginia (WV) St. Hosp. Fin. Auth., 6.75%, 9/1/30	1.4
Orange Cnty. (CA) Cmnty. Loc. Trans. Auth., 6.20%, 02/14/11	1.4
Oconto Falls Tissue, Inc. (WI) Proj., A.M.T., 7.75%, 12/01/22	1.3
Metro. (IL) Pier & Expo. Auth. Dedicated St. Tax Rev., 5.25%, 06/15/42	1.1

Issues are subject to change.

Credit Quality expressed as a percentage of net assets as of 10/31/06
Aaa	18.9%
Aa	5.5
A	10.6
Baa	26.4
Ba	3.8
B	3.1
Caa	2.7
NR	28.9
Total Investments	99.9
Other assets in excess of other liabilities	0.1
Net Assets	100.0

Source: Moody’s rating, defaulting to S&P when not rated by Moody’s.

Credit quality is subject to change.

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Your Series’ Performance

Insured Series

Series objective

The investment objective of the Dryden Municipal Bond Fund/Insured Series (the Series) is to seek the maximum amount of income that is eligible for exclusion from federal income taxes, consistent with the preservation of capital. There can be no assurance that the Series will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 4.00% (Class A shares).

Cumulative Total Returns as of 10/31/06
	Six Months	One Year	Five Years	Ten Years
Class A	4.02%	5.17%	22.17%	63.50%
Class B	3.89	4.91	20.72	59.03
Class C	3.75	4.74	19.21	55.13
Class Z	4.15	5.54	23.78	67.10
LB Muni Bond Insured Index[1]	4.37	6.14	29.34	80.06
Lipper Insured Muni Debt Funds Avg.[2]	3.60	4.92	22.60	60.85

Average Annual Total Returns[3] as of 9/30/06
		One Year	Five Years	Ten Years
Class A		–0.42%	3.34%	4.65%
Class B		–1.49	3.76	4.78
Class C		2.22	3.66	4.52
Class Z		3.98	4.44	5.30
LB Muni Bond Insured Index[1]		4.72	5.42	6.11
Lipper Insured Muni Debt Funds Avg.[2]		3.66	4.29	4.90

Distribution and Yields as of 10/31/06
	Total Distributions Paid for Six Months	30-Day SEC Yield	Taxable Equivalent Yield[4] at Tax Rates of
			33%	35%
Class A	$0.20	2.98%	4.45%	4.58%
Class B	$0.19	2.85	4.25	4.38
Class C	$0.17	2.61	3.90	4.02
Class Z	$0.21	2.36	3.52	3.63

Dryden Municipal Bond Fund	5

Your Series’ Performance (continued)

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 4.00%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class Z shares are not subject to a sales charge.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1The Lehman Brothers (LB) Municipal (Muni) Bond Insured Index is an unmanaged index of over 39,000 long-term investment-grade municipal bonds. It gives a broad look at how long-term investment-grade municipal bonds have performed.

2The Lipper Insured Municipal (Muni) Debt Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper Insured Muni Debt Funds category for the periods noted. Funds in the Lipper Average invest primarily in municipal debt issues insured as to timely payment.

3 The average annual total returns take into account applicable sales charges. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 0.50%, and 1.00%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

4Some investors may be subject to the federal alternative minimum tax and/or state and local taxes. Taxable equivalent yields reflect federal taxes only.

Investors cannot invest directly in an index. The returns for the LB Muni Bond Index and the Lipper Average would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

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Five Largest Issues expressed as a percentage of net assets as of 10/31/06
Hawaii (HI) Dept. Budget & Fin., Hawaiian Elec. Co. Projs., Rev. Ser. C, A.M.B.A.C., A.M.T., 6.20%, 11/01/29	3.8%
Metro. (NY) Trans. Auth. N.Y. Svc. Contract, Rfdg. Rev., Ser. B, M.B.I.A., 5.50%, 07/01/23	3.5
California (CA) St., G.O., M.B.I.A., 5.25%, 02/01/27	3.3
Detroit (MI) Wtr. Sup. Sys. Rev., Ser. B, M.B.I.A., 5.25%, 07/01/32	2.6
Pennsylvania (PA) St. Ind. Dev. Auth. Rev., Econ. Dev., A.M.B.A.C., 5.5% 07/01/17	2.4

Issues are subject to change.

Credit Quality expressed as a percentage of net assets as of 10/31/06
Aaa	98.8%
Aa	1.0
A	0.5
Total Investments	100.3
Liabilities in excess of other assets	–0.3
Net Assets	100.0

Source: Moody’s rating, defaulting to S&P when not rated by Moody’s.

Credit quality is subject to change.

Dryden Municipal Bond Fund	7

Fees and Expenses (Unaudited)

As a shareholder of a Series, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Series expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on May 1, 2006, at the beginning of the period, and held through the six-month period ended October 31, 2006.

Each Series’ transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden or Strategic Partners Funds, including the Series, that you own. You should consider the additional fees that were charged to your Series account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses

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you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden Municipal Bond Fund/High Income Series		Beginning Account Value May 1, 2006	Ending Account Value October 31, 2006	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,048.10	0.86%	$4.44
	Hypothetical	$1,000.00	$1,020.87	0.86%	$4.38

Class B	Actual	$1,000.00	$1,046.70	1.11%	$5.73
	Hypothetical	$1,000.00	$1,019.61	1.11%	$5.65

Class C	Actual	$1,000.00	$1,045.50	1.36%	$7.01
	Hypothetical	$1,000.00	$1,018.35	1.36%	$6.92

Class Z	Actual	$1,000.00	$1,049.40	0.61%	$3.15
	Hypothetical	$1,000.00	$1,022.13	0.61%	$3.11

Dryden Municipal Bond Fund	9

Fees and Expenses (continued)

Dryden Municipal Bond Fund/ Insured Series		Beginning Account Value May 1, 2006	Ending Account Value October 31, 2006	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,040.20	0.91%	$4.68
	Hypothetical	$1,000.00	$1,020.62	0.91%	$4.63

Class B	Actual	$1,000.00	$1,038.90	1.16%	$5.96
	Hypothetical	$1,000.00	$1,019.36	1.16%	$5.90

Class C	Actual	$1,000.00	$1,037.50	1.41%	$7.24
	Hypothetical	$1,000.00	$1,018.10	1.41%	$7.17

Class Z	Actual	$1,000.00	$1,041.50	0.66%	$3.40
	Hypothetical	$1,000.00	$1,021.88	0.66%	$3.36

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended October 31, 2006, and divided by the 365 days in the Fund’s fiscal year ending April 30, 2007 (to reflect the six-month period).

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Portfolio of Investments

October 31, 2006 (Unaudited)

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value

LONG-TERM INVESTMENTS 99.8%

Alabama 0.4%
Camden Ind. Dev. Brd. Facs. Rev., Rfdg. Weyerhaeuser,
Ser. A	BBB(b)	6.125%	12/01/24	$1,000	$1,102,680
Ser. B, A.M.T.	BBB(b)	6.375	12/01/24	1,000	1,095,470

					2,198,150

Arizona 2.1%
Coconino Cnty. Poll. Ctrl. Corp. Rev., Tuscon Elec. Pwr., Navajo,
Ser. A, A.M.T.	Baa3	7.125	10/1/32	5,000	5,199,900
Ser. B	Baa3	7.00	10/1/32	1,700	1,766,538
Pima Cnty. Indl. Dev. Auth. Ed. Rev.
Fac.-P.L.C. Charter Schs. Proj.	NR	6.75	4/1/36	1,500	1,602,180
Correct. Facs. Florence West Prison PJ-A	A(b)	5.25	10/1/19	3,135	3,347,177

					11,915,795

California 11.2%
Antelope Valley Hlthcare. Dis. Rev. Rfdg., Ser. A, F.S.A.	Aaa	5.20	1/1/17	1,005	1,040,889
California Poll. Ctrl. Fin. Auth. Solid Wste. Disp. Rev. Wste. Mgmt., Inc. PJ-Ser. B, A.M.T.	BBB(b)	5.00	7/1/27	1,000	1,029,110
California St. Pub. Wks. Brd. Lease Rev., Dept. Mental Hlth., Coalinga,
Ser. A	A2	5.50	6/1/19	2,000	2,224,340
Ser. A	A2	5.50	6/1/20	2,000	2,222,120
Ser. A	A2	5.50	6/1/22	2,000	2,215,180
California St., G.O., M.B.I.A.	Aaa	5.25	2/1/27	4,905	5,249,184
California Statewide Cmntys Dev. Auth. Rev.,
Kaiser Permanente, Ser. C
(Mandatory put date 6/1/12)	A3	3.85	11/1/29	2,000	1,983,100
Var-Kaiser Ser. C RMKT.	A+(b)	5.25	8/1/31	1,280	1,369,613
Capistrano Uni. Sch. Dist. Cmnty. Facs., Rev. Talega CFD#90-2	NR	6.00	9/1/33	1,000	1,061,360

See Notes to Financial Statements.

Dryden Municipal Bond Fund/High Income Series	11

Portfolio of Investments

October 31, 2006 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value

Central California Joint Pwr. Hlth. Fin. Auth., Cmnty. Hosps. of Central California, C.O.P.	Baa2	6.00%	2/1/30	$2,550	$2,682,371
City of Chula Vista Indl. Dev. Rev., San Diego, A.M.T.	A1	5.00	12/1/27	1,000	1,057,550
Foothill/Eastern Trans. Corridor Agcy. Toll Rd. Rev., C.A.B.S. (converts to 5.875% on 7/15/09)	Baa3	Zero	1/15/28	6,700	6,121,388
Lake Elsinore Spl. Tax Cmnty. Facs. Dist.-2-Area A	NR	5.45	9/1/36	1,500	1,546,140
Lincoln Impvt. Bond Act 1915, Pub. Fin. Auth. Rev., Twelve Bridges	NR	6.20	9/2/25	3,395	3,567,059
Los Angeles Regional Airports Impt. Corp. Lse. Rev., American Airlines, Inc., A.M.T.	Caa2	7.50	12/1/24	2,000	2,246,340
Murrieta Cmnty. Facs. Dist. Spl. Tax., No. 2, The Oaks Impt. Area, Ser. A	NR	5.90	9/1/27	1,000	1,062,990
Orange Cnty, Loc. Trans. Auth. Sales Tax Rev., Linked, S.A.V.R.S., R.I.B.S.	Aa2	6.20	2/14/11	7,000	7,700,069
Perris Cmnty. Facs. Dist., Spec. Tax, No. 01-2, Avalon Ser. A	NR	6.25	9/1/23	3,000	3,267,510
Rancho Cordova Cmnty. Facs. Dist., Spec. Tax No. 2003-1,
Sunridge Anatolia	NR	6.00	9/1/33	1,000	1,027,600
Sunridge Anatolia	NR	6.10	9/1/37	2,000	2,054,840
Roseville Joint Unified High School Dist., Ser. B, G.O., F.G.I.C., C.A.B.S.	Aaa	Zero	8/1/11	1,440	1,209,283
Saugus Uni. Sch. Dist. Spl. Tax Cmnty. Facs. Dist. No. 2002-1	NR	6.00	9/1/33	1,800	1,910,016
University of Calif. Bd. of Regents Revenue. ,
Res. Facs., Ser. E, A.M.B.A.C	Aaa	5.00	9/1/18	2,115	2,209,604
Hosp. UCLA Med. Ctr., Ser. A, A.M.B.A.C.	Aaa	5.50	5/15/23	1,330	1,454,142
Vallejo, Touro Univ., C.O.P.	Ba2	7.375	6/1/29	3,500	3,763,165
Valley Hlth. Sys. Hosp. Rev., Rfdg. & Impvt. Proj., Ser. A	B+(b)	6.50	5/15/25	1,000	1,004,300

See Notes to Financial Statements.

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Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value

Wm. S. Hart Unif. High Sch. Dist., Spl. Tax Cmnty. Fac. Dist. No. 2005-1	NR	5.30%	9/1/36	$1,000		$1,026,890

						63,306,153

Colorado 3.9%
Black Hawk Bus. Impvt. Dist. Utl. (Prerefunded 12/1/09)	NR	7.75	12/1/19	5,285	(d)	5,970,623
Colorado Hlth. Facs. Auth. Rev.
Ref., Adventist Hlth./Sunbelt, Ser. D	A2	5.25	11/15/35	2,250		2,391,053
Christian Living Cmntys.Proj., Ser. A	NR	5.75	1/1/37	1,500		1,559,580
Rfdg. Hosp. Poudre Valley Hlthcare.	Baa2	5.00	3/1/25	5,560		5,743,258
Colorado Springs Hosp. Rev.
Spr. Mem, Hosp. (Prerefunded 12/15/10)	A3	6.375	12/15/30	1,240	(d)	1,377,094
Unrfdg. Spr. Mem. Hosp.	A3	6.375	12/15/30	1,260		1,376,789
Denver Urban Ren. Auth. Pavilions Tax, Inc., Rev., A.M.T.	NR	7.75	9/1/16	3,455		3,526,208

						21,944,605

Connecticut 1.0%
Connecticut St. 1060 R, G.O., R.I.T.E.S.	AA(b)	5.59288(g)	11/15/09	5,000	(h)	5,677,800

Delaware 0.4%
Delaware St. Health Facs. Auth. Rev., Beebe Med. Ctr. Proj., Ser. A	Baa1	5.00	6/1/30	2,000		2,064,720

District of Columbia 0.6%
Dist. of Columbia Rev., George Washington Univ., Ser. A, M.B.I.A.	Aaa	5.125	9/15/31	3,000		3,116,010

Florida 4.5%
Broward Cnty. Res. Recov. Rev., Rfdg. Wheelabrator, Ser. A	A3	5.50	12/1/08	4,000		4,136,680
Greater Orlando Aviation Auth., Orlando FL Arpt. Fac. Rev., A.M.T.,
Greater Orlando Aviation Auth.	NR	6.375	11/15/26	2,000		2,091,260
Greater Orlando Aviation Auth.	NR	6.50	11/15/36	2,000		2,093,160

See Notes to Financial Statements.

Dryden Municipal Bond Fund/High Income Series	13

Portfolio of Investments

October 31, 2006 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value

Highlands Cmnty. Dev. Dist. Spl. Assmt.	NR	5.55%	5/1/36	$500		$512,245
Highlands Cnty. Health Facs. Auth. Rev., Hosp.-Adventist Hlth. Sys. Ser.-C	A2	5.25	11/15/36	2,000		2,133,380
Indigo Cmnty. Dev. Dist. Cap. Impvt. Rev.	NR	5.75	5/1/36	2,000		2,063,840
Jacksonville Aviation Auth. Rev., A.M.B.A.C., A.M.T.	Aaa	5.00	10/1/26	2,000		2,102,100
Miami Beach Hlth. Facs. Auth. Hosp. Rev., Mount Sinai Med. Ctr., Ser. A	Ba1	6.70	11/15/19	1,000		1,109,360
Orlando Util. Cmnty. Wtr. & Elec. Rev., Ser. D, E.T.M.	Aa1	6.75	10/1/17	2,000	(d)	2,405,020
Palm Beach Cnty. Pub. Impvt. Rev., Convention Ctr. Proj., F.G.I.C. (Mandatory put date 11/1/11)	Aaa	5.00	11/1/30	3,500		3,683,120
Paseo Cmnty Dev. Dist. Cap. Impvt. Rev., Ser.A	NR	5.40	5/1/36	1,400		1,416,590
Reunion West Cmnty. Dev. Dist. Spec. Assmt.	NR	6.25	5/1/36	1,500		1,592,460
Stoneybrook West Cmnty. Dev. Dist. Spec. Assmt. Rev., Ser. B.	NR	6.45	5/1/10	245		246,786

						25,586,001

Georgia 0.4%
Fulton Cnty. Residential Care Facs. Rev., Canterbury Court Proj., Ser. A	NR	6.125	2/15/34	1,200		1,245,288
Henry Cnty. Wtr. & Swr. Auth. Rev., A.M.B.A.C.	Aaa	6.15	2/1/20	1,000		1,224,030

						2,469,318

Hawaii 0.4%
Hawaii St., Ser. DD, G.O., M.B.I.A.	Aaa	5.25	5/1/24	2,000		2,176,820

Illinois 10.7%
Cary Illinois Spec. Tax Svcs. Rev., Area No. 1, Cambridge, Ser. A (Prerefunded 3/1/10)	NR	7.625	3/1/30	3,115	(d)	3,523,688
Area No. 2, Foxford Hill (Prerefunded 3/1/10)	NR	7.50	3/1/30	4,632	(d)	5,118,777

See Notes to Financial Statements.

14	Visit our website at www.jennisondryden.com

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value

Gilberts Spec. Svcs. Area No. 9, Spec. Tax, Big Timber Proj. (Prerefunded 3/1/11)	AAA(b)	7.75%	3/1/27	$5,000	(d)	$5,869,000
Illinois Edl. Facs. Auth. Student Hsg. Rev., Edl. Advnmt. Fdg. Univ. Ctr. Proj. (Prerefunded 5/1/12)	Aaa	6.25	5/1/30	2,000	(d)	2,278,440
Illinois Fin. Auth. Rev.,
Edl. Rev., Noble Network Charter Schs. Ser.C.	A(b)	5.00	9/1/31	2,000		2,060,980
Friendship Vlg. Schaumburg, Ser. A	NR	5.625	2/15/37	1,000		1,021,480
Illinois Inst. of Technology-A	Baa1	5.00	4/1/31	2,500		2,595,000
Illinois Inst. of Technology, Ser. A	Baa1	5.00	4/1/36	5,000		5,170,600
Northwestern Mem. Hosp., Ser. A	Aa2	5.25	8/15/34	5,000		5,333,050
Northwestern Univ.	Aaa	5.00	12/1/42	1,500		1,574,760
Plymouth Landing Proj.	NR	6.00	5/15/37	1,000		1,049,340
Student Hsg.Rev., Ref. Edl. Advancement Fd. Inc. Ser. B.	Baa3	5.00	5/1/30	5,000		5,134,650
Illinois Hlth Facs. Auth. Rev., Lake Forest Hosp., Ser. A	A3	6.25	7/1/22	4,200		4,638,816
Kane & De Kalb Cntys. Sch. Dist., No. 301, A.M.B.A.C., C.A.B.S., G.O.	Aaa	Zero	12/1/11	3,360		2,773,445
McLean & Woodford Cntys. Cmnty. Unif. Sch. Dist. No. 005, G.O., F.S.A. (Prerefunded 12/1/11)	Aaa	5.625	12/1/17	4,535	(d)	4,936,030
Metro. Peir & Expo. Auth. Dedicated St. Tax Rev., McCormick Place Expansion, Ser. A, M.B.I.A.	Aaa	5.25	6/15/42	6,000		6,432,299
Round Lake Rev., Lakewood Spl. Tax #1	NR	6.70	3/1/33	1,000		1,073,080

						60,583,435

Indiana 1.4%
Indiana Hlth. Fac. Fin. Auth. Hosp. Rev., Cmnty. Foundation Northwest Ind., Ser. A	BBB-(b)	6.00	3/1/34	3,000		3,235,110
Indiana St. Hsg. Fin. Auth. Singl. Fam. Mtge. Rev., Ser. B2, A.M.T., G.N.M.A./F.N.M.A.	Aaa	4.00	1/1/34	1,610		1,595,252

See Notes to Financial Statements.

Dryden Municipal Bond Fund/High Income Series	15

Portfolio of Investments

October 31, 2006 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value

Noblesville Redev. Auth. Economic Dev. Rev. Lease Rental 146th Str. Extn., Ser. A	A+(b)	5.25%	8/1/25	$3,000		$3,200,190

						8,030,552

Iowa 0.5%
Iowa St. Fin. Auth. Hlthcare., Facs. Rev., Mercy Hlth. Initiatives Proj. (Prerefunded 7/1/11)	AAA(b)	9.25	7/1/25	2,210	(d)	2,745,549

Kentucky 0.6%
Boone Cnty. Pollutn. Ctl. Rev. Ref- Coll-Dayton Pwr. & Lt. Co., Ser. A, F.G.I.C.	Aaa	4.70	1/1/28	1,000		1,022,820
Louisville & Jefferson Cnty. KY. Metro Govt. Hlth. Sys. Rev., Norton Healthcare Inc.	A-(b)	5.00	10/1/30	2,500		2,584,850

						3,607,670

Louisiana 0.7%
Calcasieu Parish Inc., Ind. Dev. Brd. Rev., Rfdg. Olin Corp. Proj.	Baa3	6.625	2/1/16	3,500		3,756,130

Maine 0.8%
Maine Hlth. & Higher Edl. Facs. Auth. Rev. Piper Shores,
Ser. A (Prerefunded 1/1/09)	NR	7.50	1/1/19	1,000	(d)	1,073,380
Ser. A (Prerefunded 1/1/09)	NR	7.55	1/1/19	3,000	(d)	3,223,230

						4,296,610

Maryland 1.0%
Anne Arundel Cnty. Spec. Oblig., Arundel Mills Proj. (Prerefunded 7/1/09)	AAA(b)	7.10	7/1/29	3,000	(d)	3,316,170
Northeast Wste. Disp. Auth. Rev.,
Sludge Corp. Facs.	NR	7.25	7/1/07	534		543,826
Sludge Corp. Facs., A.M.T.	NR	8.50	7/1/07	1,645		1,689,168

						5,549,164

See Notes to Financial Statements.

16	Visit our website at www.jennisondryden.com

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value

Massachusetts 2.7%
Massachusetts St. Coll. Bldg., Auth. Rev. Proj. & Rfdg. Bonds, Ser. A	Aa2	7.50%	5/1/14	$1,750		$2,135,088
Massachusetts St. Dev. Fin. Agcy. Rev., Hlthcare. Fac., Alliance, Ser. A	NR	7.10	7/1/32	4,010		4,184,555
Massachusetts St. Hlth. & Edl. Facs. Auth. Rev., Caritas Christi Oblig. Group, Rfdg.,
Ser. A	Baa3	5.75	7/1/28	2,000		2,088,900
Ser. B	Baa3	6.75	7/1/16	3,595		4,021,367
Massachusetts St. Wtr. Poll. Abatement Trust Rev., Pool Proj., Ser. 9	Aaa	5.25	8/1/33	2,500		2,686,175

						15,116,085

Michigan 3.9%
Kalamazoo Hosp. Fin. Auth. Borgess Hosp. Fac. Rev., E.T.M., F.G.I.C.	Aaa	6.708(g)	6/1/11	2,000	(d)(h)	2,005,160
Kent Hosp. Fin. Auth. Rev., Metro. Hosp. Proj., Ser. A	BBB(b)	6.25	7/1/40	3,000		3,359,400
Michigan St. Hosp Fin. Auth. Rev.
Trinity Health Cr. Group Ser. A	Aa2	5.00	12/1/31	6,000		6,325,439
Ascension Hlth. Sub Credit, Ser. A	Aa3	5.00	11/1/12	1,250		1,327,950
Michigan Strategic Fund Solid Waste Disp. Rev., A.M.T.	BBB(b)	4.50	12/1/13	1,000		1,003,700
Pub. Edl. Facs. Auth. Rev. Ref.-Ltd. Oblig.-Black River Sch.	NR	5.80	9/1/30	1,250		1,282,863
St. Hosp. Fin. Auth. Rev., Ref.-Henry Ford Hlth. Sys., Ser. A	A1	5.25	11/15/46	3,000		3,177,090
Summit Academy,
Pub. Sch., Academy Rev. Ref.	BB+(b)	6.25	11/1/25	2,060		2,146,273
North Pub. Sch., Academy Rev. Ref.	BB+(b)	5.50	11/1/30	1,500		1,512,705

						22,140,580

See Notes to Financial Statements.

Dryden Municipal Bond Fund/High Income Series	17

Portfolio of Investments

October 31, 2006 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value

Minnesota 0.4%
Northfield Hosp. Rev.	BBB-(b)	5.375%	11/1/31	$1,125		$1,197,045
St. Paul Hsg. & Redev. Auth. Hosp. Rev. Healtheast Proj.	Baa3	6.00	11/15/35	1,000		1,109,740

						2,306,785

Nevada 2.5%
Clark Cnty. Impvt. Dist. Rev., No. 121, Southern Highlands Area (Prerefunded 12/1/09)	NR	7.50	12/1/19	4,655	(d)	5,215,509
Spec. Impvt. Dist. No. 142, Loc. Impvt.	NR	6.10	8/1/18	1,995		2,062,012
Clark Cnty. Ind. Dev. Rev., Rfdg. Nevada Pwr. Co. Proj., Ser. C	B(b)	5.50	10/1/30	4,500		4,499,595
Washoe Cnty. Wtr. Fac. Rev., Sierra Pac. Pwr. Co., A.M.T.	Ba1	5.00	7/1/09	2,500		2,532,400

						14,309,516

New Jersey 7.1%
New Jersey Econ. Dev. Auth. Rev.,
Cigarette Tax	Baa2	5.625	6/15/19	1,250		1,317,800
Cigarette Tax	Baa2	5.75	6/15/34	750		810,938
Kapkowski Rd. Landfill, Ser. A, C.A.B.S., E.T.M.	Aaa	Zero	4/1/12	1,115	(d)	911,747
Rfdg. First Mtge. Franciscan Oaks Proj.	NR	5.70	10/1/17	165		168,919
Ser. B, A.M.T.	NR	6.875	1/1/37	3,000		3,009,720
Spec. Facs. Rev., Continental Air., Inc. Proj., A.M.T.	Caa1	6.25	9/15/29	5,530		5,715,421
New Jersey Hlthcare. Facs. Fin. Auth. Rev.,
Cherry Hill Proj.	NR	8.00	7/1/27	2,000		2,052,560
Raritan Bay Med. Ctr.	NR	7.25	7/1/27	4,000		4,094,000
St. Peters Univ. Hosp., Ser. A	Baa1	6.875	7/1/30	2,250		2,475,675
New Jersey St. Edl. Facs. Auth. Rev., Felician
Coll. of Lodi, Ser. D	NR	7.375	11/1/22	3,490		3,629,321
New Jersey St. Tpke. Auth. Tpke. Rev., Growth & Income Secs., Ser. B, A.M.B.A.C., C.A.B.S. Zero Coupon (until 1/1/15)	Aaa	5.15(j)	1/1/35	4,000		2,829,280

See Notes to Financial Statements.

18	Visit our website at www.jennisondryden.com

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value

Tobacco Settlement Fin. Corp., NJ Rev.,
Asset Bkd.	Baa3	6.75%	6/1/39	$1,000		$1,140,360
Asset Bkd.	Baa3	6.125	6/1/42	1,000		1,085,040
Asset Bkd.	Baa3	6.25	6/1/43	5,250		5,802,825
Transn. Tr. Fd. Transn, Sys., Ser. A	A1	5.50	12/15/23	4,000		4,656,960

						39,700,566

New Mexico 1.1%
Farmington Poll. Ctrl. Rev., El Paso Elec. Co. Proj., Ser. A, F.G.I.C.	Aaa	4.00	8/1/12	2,000		2,003,420
New Mexico Mtge. Fin. Auth. Rev., Sngl. Fam. Mtge.,
Ser. A, A.M.T., G.N.M.A., F.N.M.A., F.H.L.M.C.	Aaa	5.50	7/1/36	1,865		1,987,213
Ser. E, A.M.T., G.N.M.A., F.N.M.A., F.H.L.M.C.	AAA(b)	5.50	7/1/35	2,300		2,453,019

						6,443,652

New York 3.7%
Brookhaven Ind. Dev. Agcy. Civic Facs. Rev., Brooks Mem. Hosp. Med. Ctr., Inc., Ser. A	NR	8.25	11/15/30	2,000	(e)	2,201,720
Erie Cnty. Tob. Asset Securitization Corp. Cap. Apprec.,
Asset Bkd.-1st Sub., Ser. B, C.A.B.S.	NR	Zero	6/1/47	5,000		502,000
Asset Bkd.-2nd Sub., Ser. C, C.A.B.S.	NR	Zero	6/1/50	4,000		267,360
Metro. Trans. Auth. Rev., N.Y. Svc. Contract, Rfdg., Ser. B, M.B.I.A.	Aaa	5.50	7/1/19	3,050		3,341,245
New York City Ind. Dev. Agcy., Civic Fac. Rev., Staten Island Univ. Hosp. Proj., Ser. B	B2	6.375	7/1/31	990		1,011,790
Spl. Fac. Rev., American Airlines- JFK Int’l. Arpt., A.M.T.	B(b)	7.125	8/1/11	3,495		3,789,838
Spl. Fac. Rev., American Airlines- JFK Int’l. Arpt. A.M.T.	B(b)	7.75	8/1/31	2,000		2,415,200
New York Liberty Dev. Corp. Rev., National Sports Museum Proj. A	NR	6.125	2/15/19	1,250		1,292,325

See Notes to Financial Statements.

Dryden Municipal Bond Fund/High Income Series	19

Portfolio of Investments

October 31, 2006 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value

New York St. Dorm Auth. Revs., Non St. Supported Debt, Mt. Sinai,
NYU Hlth., RMKT 7/1/05	Baa2	5.50%	7/1/26	$4,000		$4,089,720
NYU Hlth.,-C-RMKT 7/1/05	Baa2	5.50	7/1/26	2,000		2,044,860

						20,956,058

North Carolina 0.4%
North Carolina Eastern Mun. Pwr. Agcy. Pwr. Sys. Rev., Rfdg., Ser. D	Baa2	5.125	1/1/26	2,000		2,085,120

North Dakota 0.7%
Ward Cnty. ND Hlthcare. Facs. Rev., Rfdg. Trinity Oblig.,
Group A	BBB+(b)	6.25	7/1/26	2,110		2,176,845
Group B	BBB+(b)	6.25	7/1/21	2,000		2,064,240

						4,241,085

Ohio 1.2%
Cuyahoga Cnty. Hosp. Facs. Rev., Canton, Inc. Proj.	Baa2	7.50	1/1/30	3,000		3,332,760
Miami Cnty. Hosp. Fac. Ref. & Impt.-Upper Vy. Med. Ctr.	Baa1	5.25	5/15/26	1,250		1,336,438
Ohio St. Wtr. Dev. Auth. Solid Wste. Disp. Rev., Wste. Mgmt. Proj., A.M.T. (Mandatory put date 7/1/09)	BBB(b)	4.50	7/1/21	1,000		1,007,190
Richland Cnty. Ohio Hosp. Facs. Rev., Unref. Medcentral Hlth. Sys., Ser. A	A-(b)	6.125	11/15/16	335		363,542
Medcentral Hlth. Sys., Ser. A (Prerefunded 11/15/10)	A-(b)	6.125	11/15/16	665	(d)	732,025

						6,771,955

Oklahoma 0.9%
Norman Regional Hospital Authority Rev.	BBB-(b)	5.375	9/1/36	2,000		2,105,200
Oklahoma Hsg. Fin. Agcy. Sngl. Fam. Rev., Mtge. Homeownership In. Prog. Ser. B, A.M.T., G.N.M.A., F.N.M.A.	Aaa	4.875	9/1/33	2,780		2,816,863

						4,922,063

See Notes to Financial Statements.

20	Visit our website at www.jennisondryden.com

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value

Pennsylvania 5.2%
Allegheny Cnty. Hosp. Dev. Auth. Rev.,
Hlth. Sys., Ser. B	Ba3	9.25%	11/15/15	$1,000		$1,196,900
Hlth. Sys., Ser. B	Ba3	9.25	11/15/22	1,825		2,180,583
Ohio Valley Gen. Hosp. Proj., Ser. A	Baa2	5.125	4/1/35	1,335		1,375,985
Cumberland Cnty. Mun. Auth. Ret. Cmnty. Rev., Wesley Affiliated
Ser. A	NR	7.25	1/1/13	2,890		3,468,607
Ser. A	NR	7.25	1/1/35	1,110		1,312,031
Fulton Cnty. Indl. Dev. Auth. Hosp. Rev., Med. Ctr. Proj.	NR	5.90	7/1/40	1,000		1,027,030
Lancaster Cnty. Hosp. Auth. Rev., Gen. Hosp. Proj. Woods Sch.	A+(b)	5.50	3/15/26	780		836,191
Langhorne Manor Woods Boro. Sch. Higher Ed. & Hlth. Auth. Rev., Lower Bucks Hosp.	B2	7.35	7/1/22	4,650		4,651,256
Montgomery Cnty. Ind. Dev. Auth. Rev., MTG- Whitemarsh Cont. Care	NR	6.25	2/1/35	2,450		2,591,929
Pennsylvania Econ. Dev. Fin. Auth. Res. Recov. Ref., Sub, Colver Proj., Ser. G, A.M.T.	NR	5.125	12/1/15	1,000		1,004,570
Rev. Exempt Facs. Shippingport PJ- A, A.M.T. (Mandatory put date 6/1/10)	Baa3	4.35	6/1/28	1,000		1,005,670
Recov. Ref., Colver Proj., Ser F, A.M.B.A.C., A.M.T.	Aaa	4.625	12/1/18	1,500		1,545,285
Philadelphia Hosp. & Higher Ed. Facs. Auth. Rev., Grad. Hlth. Sys. (cost $1,664,031; purchased 1/22/98)(c)	Ca	7.00	7/1/05	1,651	(h)(i)	17
Grad. Hlth. Sys. (cost $2,298,709; purchased 1/22/98)(c)	NR	7.25	7/1/18	2,269	(h)(i)	23
Grad. Hlth. Sys., Ser. A (cost $1,890,089; purchased 1/21/98)(c)	NR	6.25	7/1/13	2,015	(h)(i)	20
Somerset Cnty. Hosp. Auth. Rev., GF Somers Hlthcare. First Mtge. (cost $1,106,647; purchased 2/10/97)(c)	NR	8.40	6/1/09	1,095	(h)(i)	831,992

See Notes to Financial Statements.

Dryden Municipal Bond Fund/High Income Series	21

Portfolio of Investments

October 31, 2006 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value

GF Somers Hlthcare. First Mtge. (cost $8,898,687; purchased 2/10/97)(c)	NR	8.50%	6/1/24	$8,805	(h)(i)	$6,271,536

						29,299,625

Puerto Rico 2.5%
Puerto Rico Comwlth Infastructure Fin. Auth. Spl. Tax, Ser. B	Baa3	5.00	7/1/46	2,500		2,612,525
Puerto Rico Comwlth. Govt. Dev. BK. Sr. Notes,
Ser. B	Baa3	5.00	12/1/15	2,715		2,926,851
Ser. C, A.M.T,	Baa3	5.25	1/1/15	3,000		3,245,880
Puerto Rico Comwlth. Ref. Pub. Impt. GO, Ser. B.	Baa3	5.00	7/1/35	5,000		5,253,950

						14,039,206

South Carolina 1.1%
South Carolina Jobs Econ. Dev. Auth. Hosp. Facs. Rev., Rfdg. Palmetto Hlth.,
Ser. C (Prerefunded 8/1/13)	Baa1	6.875	8/1/27	4,460	(d)	5,287,553
Ser. C	Baa1	6.875	8/1/27	540		625,466

						5,913,019

Tennessee 7.0%
Bradley Cnty. Ind. Dev. Brd. Rev., Rfdg. Olin Corp. Proj., Ser. C	Baa3	6.625	11/1/17	2,000		2,195,860
Johnson City Hlth. & Edl. Facs. Brd. Hosp. Rev., Rfdg. First Mtge., Mountain States Hlth., Ser. A, M.B.I.A.	Aaa	6.75	7/1/17	2,000		2,448,240
Memphis Ctr. City Rev., Fin. Corp., Red Birds, Ser. B	NR	6.50	9/1/28	26,000	(h)	24,536,199
Rutherford Cnty. Hlth. & Edl. Facs. GRP Homes Brd., First Mtge. Rev.	NR	9.50	12/1/19	5,100		5,110,251
Shelby Cnty. Hlth. Edl. & Hsg. Fac. Brd. Hosp. Rev.,
Methodist Hlthcare. (Prerefunded 9/1/12)	AAA(b)	6.50	9/1/26	2,195	(d)	2,525,852

See Notes to Financial Statements.

22	Visit our website at www.jennisondryden.com

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value

Methodist Hlthcare., (Prerefunded 9/1/12)	AAA(b)	6.50%	9/1/26	$1,305	(d)	$1,501,703
Sullivan Cnty. Health Edl. & Hsg. Facs. Hosp. Rev., Wellmont Health Sys. Proj. Ser. C	BBB+(b)	5.25	9/1/36	1,250		1,312,600

						39,630,705

Texas 6.4%
Austin Hsg. Fin. Corp. Multi-Fam. Hsg. Rev., Stony Creek, Ser. A	Ba3	7.75	11/1/29	5,230		5,530,045
Brazos River Auth. Poll. Ctrl. Rev.,
TXU Energy Co. LLC Proj., Ser. C, A.M.T.	Baa2	6.75	10/1/38	1,255		1,412,490
TXU Energy Co. LLC Proj., Ser. D (Mandatory put date 10/1/14)	Baa2	5.40	10/1/29	1,000		1,066,890
TXU, A.M.T.	Baa2	5.40	5/1/29	2,000		2,074,280
Dallas-Fort Worth Int’l. Arpt. Fac. Impvt. Corp.Rev.,
American Airlines Inc., A.M.T.	Caa2	6.375	5/1/35	3,000		3,076,320
American Airlines Inc., Ser.A, A.M.T.	Caa2	8.50	5/1/08	2,000		2,090,540
American Airlines Inc., Ser. C, A.M.T.	Caa2	6.15	11/1/07	1,950		1,964,235
Decatur Hosp. Auth. Rev., Wise Reg. Hlth. Sys., Ser. A	NR	7.125	9/1/34	3,000		3,287,580
Houston Hlth. Facs. Dev. Corp. Ret. Fac. Rev., Buckingham Sr. Living Cmnty., Ser. A	NR	7.125	2/15/34	1,250		1,391,400
Katy Dev. Auth. Rev., Tax Increment Contract, Ser. B	NR	6.00	6/1/18	4,000		4,152,520
Kerrville Health Facs. Dev. Corp. Hosp. Rev., Sid Peterson Mem. Hosp. Proj.	BBB-(b)	5.375	8/15/35	4,050		4,245,453
Matagorda Cnty. Nav. Dist. No. 1 Rev., Coll. Centerpoint Energy Proj.	Baa2	5.60	3/1/27	2,000		2,114,600
North Central Texas Hlth. Fac. Dev. Corp. Rev., Edgemere Ret. Fac. Sr. Hsg., Ser. A (Prerefunded 11/15/09)	NR	7.50	11/15/09	2,000	(d)	2,248,580
Sabine River Auth. Poll. Ctrl. Rev., TXU Energy Co. LLC Proj., Ser. B	Baa2	6.15	8/1/22	1,000		1,085,670

See Notes to Financial Statements.

Dryden Municipal Bond Fund/High Income Series	23

Portfolio of Investments

October 31, 2006 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value

Texas Mun. Pwr. Agcy. Rev., M.B.I.A., E.T.M., C.A.B.S.	Aaa	Zero	9/1/15	$50	(d)	$35,353

						35,775,956

Virginia 4.8%
Chesapeake Hosp. Auth. Fac. Rev., Rfdg. Chesapeake Gen. Hosp., Ser. A	A3	5.25%	7/1/17	3,445		3,703,685
Chesterfield Cnty. Ind. Dev. Auth. Poll. Ctrl. Rev., Virginia Elec. & Pwr., Ser. A	Baa1	5.875	6/1/17	2,000		2,165,060
Gloucester Cnty. Ind. Dev. Auth. Solid Wste Disp. Rev., Wste. Mgmt. Svcs., Ser. A, A.M.T. (Mandatory put date 5/1/14)	BBB(b)	5.125	9/1/38	2,700		2,818,125
Norfolk Redev. & Hsg. Auth. Multi-Fam. Rental Hsg. Fac. Rev., Sussex Apts. A.M.T.	NR	8.00	9/1/26	5,575	(h)	5,794,934
Pocahontas Pkwy. Assoc. Toll Rd. Rev., C.A.B.S.,
Ser. B (Prerefunded 8/15/08)	AAA(b)	Zero	8/15/16	7,000	(d)	4,251,730
Ser. C (Prerefunded 8/15/08)	AAA(b)	Zero	8/15/25	5,000	(d)	1,692,750
Ser. C (Prerefunded 8/15/08)	AAA(b)	Zero	8/15/32	6,200	(d)	1,353,088
Ser. C (Prerefunded 8/15/08)	AAA(b)	Zero	8/15/33	6,200	(d)	1,272,302
Ser. C (Prerefunded 8/15/08)	AAA(b)	Zero	8/15/34	6,200	(d)	1,196,414
Ser. C (Prerefunded 8/15/08)	AAA(b)	Zero	8/15/35	5,800	(d)	1,052,410
Sussex Cnty. Ind. Dev. Auth. Solid Wste. Disp. Rev., Atlantic Wste., Ser. A, A.M.T. (Mandatory put date 5/1/14)	BBB(b)	5.125	6/1/28	1,600		1,670,000

						26,970,498

Washington 2.9%
Bellevue Conv. Ctr. Auth., King City, Spec. Oblig. Rev., M.B.I.A., C.A.B.S.	Aaa	Zero	2/1/10	870		770,550
Energy Northwest Elec. Rev., Columbia Generating,
Ser B, Proj. No. 1, M.B.I.A.	Aaa	6.00	7/1/17	4,300		4,810,496
Ser. B, A.M.B.A.C.	Aaa	6.00	7/1/18	4,050		4,515,467

See Notes to Financial Statements.

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Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value

Skagit Cnty. Pub. Hosp. Dist. No. 001 Rev.,
Skagit Valley Hosp.	Baa2	5.375%	12/1/22	$1,190		$1,251,023
Skagit Valley Hosp.	Baa2	5.50	12/1/30	1,250		1,316,575
Tobacco Settlement Fin. Corp. Auth. Tobacco Settlement Rev., Asset Bkd.	Baa3	6.50	6/1/26	2,505		2,783,080
Washington St. Pub. Pwr. Sup. Sys. Rev., Nuclear Proj. No. 1, Ser. B, E.T.M.	Aaa	7.25	7/1/09	575	(d)	606,688

						16,053,879

West Virginia 1.4%
West Virginia St. Hosp. Fin. Auth. Hosp. Rev., Oak Hill Hosp., Ser. B. (Prerefunded 9/1/10)	A2	6.75	9/1/30	7,000	(d)	7,835,519

Wisconsin 2.8%
Badger Tobacco Asset Secur. Corp., Rev. Asset Bkd.	Baa3	6.125	6/1/27	2,725		2,944,145
Milwaukee Redev. Auth. Redev. Rev. Science Edl. Consortium Proj., Ser. A	BB+(b)	5.75	8/1/35	1,500		1,521,525
Oconto Falls Cmnty. Dev. Auth. Rev., A.M.T.	NR	8.125	12/1/22	1,395	(h)	1,376,907
Oconto Falls Tissue, Inc. Proj., A.M.T.	NR	7.75	12/1/22	7,600	(h)	7,502,491
Wisconsin Hlth. & Edl. Facs. Auth. Rev.,
Eastcastle Place, Inc. Proj.	NR	6.125	12/1/34	1,000		1,025,110
Beaver Dam Cmnty. Hosp. Inc., Ser. A	NR	6.75	8/15/34	1,250		1,359,400

						15,729,578

Wyoming 0.5%
Weston Cnty. Poll. Ctrl. Rev., Rfdg., Black Hills Pwr. Inc. Proj.	Baa2	4.80	10/1/14	2,850		2,890,983

Total long-term investments (cost $537,248,422)						562,156,915

See Notes to Financial Statements.

Dryden Municipal Bond Fund/High Income Series	25

Portfolio of Investments

October 31, 2006 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value

SHORT-TERM INVESTMENT 0.1%

Alabama 0.1%
McIntosh Indl. Dev. Brd. Environ. Impt. Rev., CIBC Specialty Chem. Corp., Ser. E, A.M.T., F.R.D.D. (cost $550,000)	P-2	4.06%(f)	11/1/06	$550	$550,000

Total Investments 99.9% (cost $537,798,422; Note 5)					562,706,915
Other assets in excess of liabilities 0.1%(k)					325,554

Total Net Assets 100.0%					$563,032,469

*	The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
(a)	The following abbreviations are used in portfolio descriptions:

A.M.B.A.C.—American Municipal Bond Assurance Corporation.

A.M.T.—Alternative Minimum Tax.

C.A.B.S.—Capital Appreciation Bonds.

C.O.P.—Certificates of Participation.

E.T.M.—Escrowed to Maturity.

F.G.I.C.—Financial Guaranty Insurance Company.

F.H.L.M.C.—Federal Home Loan Mortgage Corporation.

F.N.M.A.—Federal National Mortgage Association.

F.R.D.D.—Floating Rate Daily Demand Note.

F.S.A.—Financial Security Assurance.

G.N.M.A.—Government National Mortgage Association.

G.O.—General Obligation.

LLC—Limited Liability Corporation.

M.B.I.A.—Municipal Bond Insurance Corporation.

NR—Not Rated by Moody’s or Standard & Poor’s.

R.I.B.S—Residual Interest Bonds.

R.I.T.E.S—Residual Interest Tax Exempt Securities Receipts.

S.A.V.R.S.—Select Auction Variable Rate Securities.

(b)	Standard & Poor’s rating.
(c)	Represents issuer in default of interest payments; non-income producing security.
(d)	Escrowed to maturity and prerefunded issues are secured by escrowed cash and/or U.S. government guaranteed obligations.
(e)	All or partial principal amount segregated as initial margin on financial futures contracts.

See Notes to Financial Statements.

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(f)	Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at October 31, 2006.
(g)	Inverse floating rate bond. The coupon is inversely indexed to a floating rate. The rate shown is the rate as of October 31, 2006.
(h)	Indicates a security that has been deemed illiquid.
(i)	Indicates a security is restricted to resale. The aggregate cost of such securities is $15,858,163. The aggregate value of $7,103,588 is approximately 1.3% of net assets.
(j)	The rate shown reflects the coupon rate after the step date.
(k)	Other assets in excess of liabilities include net unrealized appreciation (depreciation) on financial futures as follows:

Open future contracts outstanding at October 31, 2006:

Number of Contracts	Type	Expiration Date	Value at October 31, 2006	Value at Trade Date	Unrealized Appreciation (Depreciation)
	Long Position:
52	U.S. Long Bond	Dec. 06	$5,858,125	$5,744,917	$113,209

	Short Positions:
28	U.S. Treasury 2 Yr. Notes	Dec. 06	5,723,375	5,713,699	(9,676)
259	U.S. Treasury 5 Yr. Notes	Dec. 06	27,340,688	27,172,600	(168,088)

					$(64,555)

See Notes to Financial Statements.

Dryden Municipal Bond Fund/High Income Series	27

Portfolio of Investments

October 31, 2006 (Unaudited) Cont’d.

The industry classification of long-term portfolio holdings, short-term investment and other assets in excess of liabilities shown as a percentage of net assets as of October 31, 2006 was as follows:

Healthcare	31.8%
Corporate Backed IDB & PCR	15.0
Special Tax/Assessment District	13.2
Other	10.8
Education	6.6
General Obligation	5.0
Transportation	4.5
Housing	3.6
Power	2.6
Tobacco	2.6
Lease Backed Certificate of Participation	1.8
Solid Waste/Resource Recovery	1.6
Pooled Financing	0.5
Water & Sewer	0.2
Short-Term Investment	0.1

99.9
Other assets in excess of liabilities	0.1

Net Assets	100.0%

Industry Classification is subject to change.

See Notes to Financial Statements.

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Financial Statements

(Unaudited)

OCTOBER 31, 2006	ANNUAL REPORT

Dryden Municipal Bond Fund

High Income Series

Statement of Assets and Liabilities

as of October 31, 2006 (Unaudited)

Assets
Unaffiliated investments, at value (cost $537,798,422)	$562,706,915
Cash	34,551
Interest receivable	9,199,555
Receivable for investment sold	6,029,124
Receivable for Series shares sold	96,431
Prepaid expenses	13,417

Total assets	578,079,993

Liabilities
Payable for investments purchased	12,617,463
Payable for Series shares reacquired	962,428
Dividends payable	632,920
Accrued expenses	372,815
Management fee payable	238,685
Distribution fee payable	144,375
Due to broker—variation margin	44,453
Transfer agent fee payable	17,679
Deferred trustees’ fees	16,706

Total liabilities	15,047,524

Net Assets	$563,032,469

Net assets were comprised of:
Shares of beneficial interest, at par	$532,668
Paid-in capital in excess of par	594,892,709

595,425,377
Undistributed net investment income	2,524,535
Accumulated net realized loss on investments, financial futures transactions and swaps	(59,761,442)
Net unrealized appreciation on investments, financial futures transactions and swaps	24,843,999

Net assets, October 31, 2006	$563,032,469

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($453,877,952 ÷ 42,942,560 shares of beneficial interest issued and outstanding)	$10.57
Maximum sales charge (4% of offering price)	.44

Maximum offering price to public	$11.01

Class B
Net asset value, offering price and redemption price per share ($70,279,244 ÷ 6,646,537 shares of beneficial interest issued and outstanding)	$10.57

Class C
Net asset value, offering price and redemption price per share ($28,943,673 ÷ 2,737,283 shares of beneficial interest issued and outstanding)	$10.57

Class Z
Net asset value, offering price and redemption price per share ($9,931,600 ÷ 940,451 shares of beneficial interest issued and outstanding)	$10.56

See Notes to Financial Statements.

Dryden Municipal Bond Fund/High Income Series	31

Statement of Operations

Six Months Ended October 31, 2006 (Unaudited)

Net Investment Income
Income
Unaffiliated interest	$16,870,278

Expenses
Management fee	1,423,645
Distribution fee—Class A	569,537
Distribution fee—Class B	192,655
Distribution fee—Class C	104,158
Transfer agent’s fees and expenses (including affiliated expense of $105,000)	132,000
Custodian’s fees and expenses	49,000
Reports to shareholders	49,000
Registration fees	29,000
Legal fees and expenses	14,000
Audit fee	12,000
Trustees’ fees	10,000
Miscellaneous	6,709

Total expenses	2,591,704
Less: Custodian fee credit (Note 1)	(402)

Net expenses	2,591,302

Net investment income	14,278,976

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	2,876,054
Financial futures transactions	325,906
Interest rate swap	(126,471)

3,075,489

Net change in unrealized appreciation (depreciation) on:
Investments	9,535,222
Financial futures transactions	(517,759)
Interest rate swap	236,484

9,253,947

Net gain on investments	12,329,436

Net Increase In Net Assets Resulting From Operations	$26,608,412

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended October 31, 2006	Year Ended April 30, 2006
Decrease In Net Assets
Operations
Net investment income	$14,278,976	$30,785,711
Net realized gain (loss) on investment and financial futures transactions	3,075,489	(15,740,743)
Net change in unrealized appreciation (depreciation) on investments and financial futures	9,253,947	13,265,946

Net increase in net assets resulting from operations	26,608,412	28,310,914

Dividends from net investment income (Note 1)
Class A	(10,821,585)	(21,806,352)
Class B	(1,732,543)	(5,060,707)
Class C	(590,538)	(1,074,682)
Class Z	(224,817)	(532,470)

	(13,369,483)	(28,474,211)

Series share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	14,128,723	29,403,230
Net asset value of shares issued in reinvestment of dividends	7,034,082	13,984,438
Cost of shares reacquired	(43,491,033)	(106,944,388)

Net decrease in net assets from Series share transactions	(22,328,228)	(63,556,720)

Total decrease	(9,089,299)	(63,720,017)

Net Assets
Beginning of period	572,121,768	635,841,785

End of period(a)	$563,032,469	$572,121,768

(a) Includes undistributed net investment income of:	$2,524,535	$1,615,042

See Notes to Financial Statements.

Dryden Municipal Bond Fund/High Income Series	33

Portfolio of Investments

as of October 31, 2006 (Unaudited)

Description (a)	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

LONG-TERM INVESTMENTS 100.0%

California 8.3%
California Hlth. Facs. Fin., Auth. Rev. Cedar-Sinai Med. Ctr.	A3	5.00%	11/15/21	$1,000		$1,054,250
California St., G.O., M.B.I.A.	Aaa	5.25	2/01/27	7,000		7,491,190
California St., Pub. Wks. Brd. Lease Rev. Ref.,
Calif. St. Univ., Ser. A., F.G.I.C.	Aaa	5.00	10/01/15	1,925		2,115,075
Calif. St. Univ., Ser. A., F.G.I.C.	Aaa	5.25	10/01/17	1,000		1,130,750
Golden St. Tobacco Securitization Corp. Tobacco Settlement Rev., Asset Bkd., Ser. B, C.A.B.S., A.M.B.A.C. (Converts to 4.60% on 6/1/2010)	Aaa	Zero	6/01/23	1,500		1,305,840
San Joaquin Hills Trans. Corridor Agcy. Toll Rd. Rev., Ser. A, C.A.B.S., M.B.I.A	Aaa	Zero	1/15/36	10,000		2,649,400
University Rev., Hosp., UCLA Med. Ctr., Ser. A, A.M.B.A.C.	Aaa	5.25	5/15/30	3,000		3,197,910

						18,944,415

Colorado 3.8%
Denver City & Cnty. Arpt. Rev.,
Ser. A., F.G.I.C	Aaa	5.00	11/15/25	3,500		3,742,165
Ser. A., F.G.I.C.	Aaa	5.00	11/15/16	2,000		2,190,500
Ser. B, A.M.T., F.G.I.C.	Aaa	5.00	11/15/15	2,500		2,685,075

						8,617,740

District of Columbia 3.8%
Dist. of Columbia Rev., George Washington Univ., Ser. A, M.B.I.A.	Aaa	5.125	9/15/31	2,000		2,077,340
Dist. of Columbia, G.O.,
Ser. A, E.T.M., M.B.I.A.	Aaa	6.50	6/01/10	2,905	(c)	3,188,092
Ser. A, M.B.I.A.	Aaa	6.50	6/01/10	3,095	(d)	3,388,654

						8,654,086

See Notes to Financial Statements.

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Description (a)	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Florida 3.7%
City of Gainesville, Utility Sys. Rev. Ser. A, F.S.A.	Aaa	5.00%	10/01/23	$2,500		$2,678,125
Jacksonville Economic Dev. Comm. Health Care Facs. Rev. Mayo Clinic	Aa2	5.00	11/15/36	1,500		1,575,435
Palm Beach Cnty. Fl. Sch. Brd., C.O.P., F.S.A.	Aaa	5.00	8/01/31	1,000		1,062,580
Polk Cnty. Sch. Dist.,
Sales Tax Rev., F.S.A.	Aaa	5.25	10/01/17	1,580		1,735,314
Sales Tax Rev., F.S.A.	Aaa	5.25	10/01/18	1,325		1,451,458

						8,502,912

Georgia 2.5%
Atlanta Arpt. Facs. Rev., Ser. A, A.M.B.A.C., E.T.M.	Aaa	6.50	1/01/10	2,000	(c)	2,178,260
Newnan Hosp. Auth. Rev., M.B.I.A.	Aaa	5.50	1/01/21	3,185		3,456,298

						5,634,558

Hawaii 3.8%
Hawaii Dept. Budget & Fin., Hawaiian Elec. Co. Projs., Rev. Ser. C, A.M.B.A.C., A.M.T.	Aaa	6.20	11/01/29	8,000		8,613,839

Idaho 2.4%
Idaho Hsg. & Fin. Assn., Fed. Hwy. Tr., M.B.I.A.	Aaa	5.00	7/15/21	5,000		5,407,000

Illinois 15.4%
Chicago Midway Arpt. Rev., Ser. B., M.B.I.A., A.M.T.	Aaa	5.75	1/01/22	5,000		5,064,650
Chicago O’Hare Int’l Arpt. Rev.,
Pass. Facs. Chrg., Ser. A, A.M.B.A.C.	Aaa	5.625	1/01/15	2,000		2,039,780
Ser. A, M.B.I.A.	Aaa	5.25	1/01/26	4,000		4,348,320
Ser. B, F.G.I.C.	Aaa	5.25	1/01/15	1,000		1,100,930
City of Springfield, Elec. Rev., M.B.I.A.	Aaa	5.00	3/01/31	5,000		5,305,950
Illinois St. Toll Hwy. Auth. Toll Highway Rev., Ser. A-1, F.S.A.	Aaa	5.00	1/01/24	5,000		5,351,750
Illinois St., G.O., F.S.A.	Aaa	5.25	4/01/22	2,500		2,669,575

See Notes to Financial Statements.

Dryden Municipal Bond Fund/Insured Series	35

Portfolio of Investments

as of October 31, 2006 (Unaudited) Cont’d.

Description (a)	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

McLean & Woodford Cntys. Cmnty. Unif. Sch. Dist. No. 005, G.O., F.S.A. (Partially prerefunded date 12/01/11)	Aaa	5.625%	12/01/17	$4,000	(c)	$4,353,720
Metro. Pier & Exposition Auth. Dedicated St.
Tax Rev., McCormick,
Ser. A, C.A.B.S., M.B.I.A.	Aaa	Zero	12/15/34	10,000		2,933,400
Ser. A, C.A.B.S., M.B.I.A.	Aaa	Zero	6/15/37	7,500		1,939,950

						35,108,025

Indiana 2.9%
Indianapolis Local Pub. Impt. Bd. Bk., Rev.,
Indianapolis Airport Auth., A.M.T., A.M.B.A.C.	Aaa	5.00	1/01/36	2,500		2,608,925
Waterworks Proj. Ser. A, M.B.I.A.	Aaa	5.50	7/01/18	3,540		4,077,407

						6,686,332

Louisiana 1.9%
Louisiana St. Gas & Fuels Tax Rev., Ser. A., X.L.C.A.	Aaa	5.00	5/01/28	2,545		2,705,182
New Orleans, G.O., M.B.I.A.	Aaa	5.25	12/01/22	1,540		1,677,999

						4,383,181

Massachusetts 2.2%
Massachusetts Bay Tran. Auth. Sales Tax Rev., Ser. B., M.B.I.A.	Aaa	5.50	7/01/27	1,325		1,583,865
Massachusetts St. Ref., Ser. B., F.S.A.	Aaa	5.25	9/01/24	3,000		3,445,620

						5,029,485

Michigan 2.6%
Detroit Wtr. Sup. Sys. Rev., Ser. B, M.B.I.A. (Prerefunded date 7/01/13)	Aaa	5.25	7/01/32	5,500	(c)	6,023,105

Minnesota 1.4%
Minneapolis & St. Paul Metro. Arpts. Rev., Ser. C, F.G.I.C.	Aaa	5.50	1/01/19	3,000		3,201,810

See Notes to Financial Statements.

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Description (a)	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Mississippi 0.9%
Mississippi Dev. Bank Spl. Oblg. Madison Cnty. Miss. Hwy. Constr., F.G.I.C.	Aaa	5.00%	1/01/27	$2,000	$2,121,040

New Jersey 5.3%
Jersey City Swr. Auth., Rev.,
A.M.B.A.C.	Aaa	6.00	1/01/10	2,585	2,770,551
A.M.B.A.C.	Aaa	6.25	1/01/14	4,255	4,807,725
New Jersey St. Tpke. Auth. Rev., Growth & Inc. Secs., Ser. B, A.M.B.A.C., Convertible C.A.B.S. Zero Coupon (until 1/1/2015)	Aaa	5.15(f)	1/01/35	1,500	1,060,980
New Jersey St. Transn. Tr. Fd. Auth. Rev. Transn. Sys. Ser. B, M.B.I.A.	Aaa	5.50	12/15/15	3,000	3,400,080

					12,039,336

New York 12.1%
Erie Cnty. Ind. Dev. Agcy. Sch. Facs. Rev., City of Buffalo Proj., F.S.A.	Aaa	5.75	5/01/21	2,750	3,039,768
Islip Res. Rec. Agy. Rev., Ser. B, A.M.B.A.C., A.M.T.	Aaa	7.20	7/01/10	1,750	1,949,833
Metro. Trans. Auth. N.Y. Svc. Contract, Rfdg.
Rev., Ser. B,
M.B.I.A.	Aaa	5.50	7/01/23	7,285	7,945,530
M.B.I.A.	Aaa	5.50	7/01/19	5,000	5,477,450
New York City Indl. Dev. Agy. Rev., Queens Baseball Stadium, Pilot, A.M.B.A.C	Aaa	5.00	1/01/31	1,000	1,070,720
Yankee Stadium, Pilot, F.G.I.C.	Aaa	5.00	3/01/31	2,500	2,672,100
New York Convention Ctr. Dev. Corp., Rev.,
Hotel Unit Fee, A.M.B.A.C.	Aaa	5.00	11/15/30	2,000	2,125,460
New York St. Dorm. Auth. Rev., Sch. Dist. Fin. Proj., Ser. A, M.B.I.A.	Aaa	5.75	10/01/17	3,000	3,340,860

					27,621,721

See Notes to Financial Statements.

Dryden Municipal Bond Fund/Insured Series	37

Portfolio of Investments

as of October 31, 2006 (Unaudited) Cont’d.

Description (a)	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Oklahoma 1.1%
Oklahoma City Arpt. Trust, Jr. Lien Rev., Ser. 24, A.M.B.A.C., A.M.T.	Aaa	5.75%	2/01/18	$2,620		$2,631,842

Pennsylvania 6.1%
Pennsylvania Econ. Dev. Fin. Auth. Res. Recov. Rev.,
Colver Proj. Ser. F, A.M.B.A.C., A.M.T.	Aaa	5.00	12/01/15	2,500		2,683,425
Rev. Ref. Colver Proj. Ser F, A.M.B.A.C., A.M.T.	Aaa	4.625	12/01/18	1,250		1,287,738
Pennsylvania St. Ind. Dev. Auth. Rev., Econ.
Dev., A.M.B.A.C.	Aaa	5.50	7/01/17	5,000		5,499,350
Pennsylvania St. Tpk. Commn. Rev., Ser. A,
F.S.A.	Aaa	5.25	7/15/21	2,000		2,287,800
Philadelphia Wtr. & Swr. Rev., Wtr. Util.
Impvt. Ser. A, F.S.A.	Aaa	5.25	7/01/20	2,000		2,193,760

						13,952,073

Puerto Rico 3.0%
Puerto Rico Comwlth. Hwy. & Transit Auth., Trans. Rev.,
Ser. I, F.G.I.C.	Aaa	5.00	7/01/25	3,000		3,196,230
Ser. I, F.G.I.C.	Aaa	5.00	7/01/26	3,465		3,686,933

						6,883,163

South Carolina 2.0%
Lexington Wtr. & Swr., Rev., Ser. A, M.B.I.A.	Aaa	5.75	4/01/20	4,180		4,493,584

Texas 6.9%
Corpus Christi Util.
Sys. Rev., Ser. A, F.S.A. (Prerefunded date 7/15/10)	Aaa	6.00	7/15/19	3,255	(c)	3,523,538
Sys. Rev., Ser. A, F.S.A. (Prerefunded date 7/15/10)	Aaa	6.00	7/15/20	3,450	(c)	3,734,625
Houston Arpt. Sys. Rev., E.T.M.	Aaa	7.20	7/01/13	2,750	(c)	3,092,238

See Notes to Financial Statements.

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Description (a)	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Northside Tex. Indpt. Sch. Dist. Ref. Ser. D, G.O., P.S.F.G.	Aaa	5.00%	6/15/28	$5,150	$5,468,940

					15,819,341

Washington 7.4%
Clark Cnty. Sch. Dist. No. 114, Evergreen, G.O., F.S.A.	Aaa	5.25	12/01/18	3,800	4,078,692
Cowlitz Cnty. Sch. Dist. No. 122 Longview, G.O., F.S.A.	Aaa	5.50	12/01/19	1,725	1,865,139
Port Seattle Wash. Rev., Ref. Interm. Lien, X.L.C.A.	Aaa	5.00	2/01/28	3,000	3,182,190
Snohomish Cnty. Ltd. Tax, G.O., M.B.I.A.	Aaa	5.375	12/01/19	2,000	2,151,000
Washington St. Health Care Facs. Auth. Rev., Providence Health Care Svcs., F.G.I.C.	Aaa	5.00	10/01/36	3,000	3,168,000
Washington St. Hsg. Fin. Comn. Rev., Sngl. Fam. Pg., Ser. 2A, A.M.T., G.N.M.A./F.N.M.A.	Aaa	5.375	12/01/18	2,505	2,560,811

					17,005,832

West Virginia 0.5%
West Virginia St. Wtr. Dev. Auth. Rev., Ser. B, A.M.B.A.C., A.M.T.	Aaa	5.875	7/01/20	1,015	1,090,902

Total long-term investments (cost $217,226,728)					228,465,322

SHORT-TERM INVESTMENTS 0.3%

Texas 0.2%
Dallas-Fort Worth Texas Regl. Arpt. Rev., Mun. Sec. Tr. Rcpts. SGA 49, M.B.I.A., F.R.D.D., A.M.T.	A-1+(b)	3.64(e)	11/01/06	555	555,000

Washington 0.1%
Clark Cnty. Wash. Pub. Util. Dist. No. 001, F.S.A., F.R.D.D.	A-1+(b)	3.62(e)	11/01/06	200	200,000

Total short-term investments (cost $755,000)					755,000

See Notes to Financial Statements.

Dryden Municipal Bond Fund/Insured Series	39

Portfolio of Investments

as of October 31, 2006 (Unaudited) Cont’d.

Description (a)	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Total Investments 100.3% (cost $217,981,728; Note 5)					$229,220,322
Liabilities in excess of other assets(g) (0.3%)					(642,164)

Net Assets 100.0%					$228,578,158

(a)	The following abbreviations are used in portfolio descriptions:

A.M.B.A.C.—American Municipal Bond Assurance Corporation.

A.M.T.—Alternative Minimum Tax.

C.A.B.S.—Capital Appreciation Bonds.

C.O.P.—Certificates of Participation.

E.T.M.—Escrowed to Maturity.

F.G.I.C.—Financial Guaranty Insurance Company.

F.N.M.A.—Federal National Mortgage Association.

F.R.D.D.—Floating Rate Daily Demand Note(e).

F.S.A.—Financial Security Assurance.

G.N.M.A.—Government National Mortgage Association.

G.O.—General Obligation.

M.B.I.A.—Municipal Bond Insurance Corporation.

P.S.F.G.—Permanent School Fund Guaranty.

X.L.C.A.—XL Capital Assurance.

(b)	Standard & Poor’s rating.
(c)	Escrowed to maturity and prerefunded securities are secured by escrowed cash and/or direct U.S. government guaranteed obligations.
(d)	All or partial amount segregated as initial margin on financial futures contracts.
(e)	Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at October 31, 2006.
(f)	The rate shown reflects the coupon rate after the step date.
(g)	Liabilities in excess of other assets include net unrealized depreciation on financial futures as follows:

Open future contracts outstanding at October 31, 2006:

Number of Contracts	Type	Expiration Date	Value at October 31, 2006	Value at Trade Date	Unrealized Depreciation
	Short Positions:
54	U.S. Treasury 5 Yr. Notes	Dec. 06	$5,700,375	$5,660,853	$(39,522)
11	U.S. Treasury 10 Yr. Notes	Dec. 06	1,190,406	1,185,752	(4,654)
112	U.S. Treasury 20 Yr. Notes	Dec. 06	12,617,500	12,362,052	(255,448)

					$(299,624)

See Notes to Financial Statements.

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The industry classification of long-term portfolio holdings, short-term investments and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2006 was as follows:

Transportation	32.9%
General Obligation	15.5
Water & Sewer	14.3
Special Tax/Assessment District	9.5
Lease Backed Certificate of Participation	5.6
Healthcare	5.4
Corporate Backed IDB & PCR	3.8
Power	3.5
Education	2.8
Solid Waste/Resource Recovery	2.6
Pooled Financing	2.4
Housing	1.1
Tobacco Appropriated	0.6
Short-Term Investments	0.3

100.3
Liabilities in excess of other assets	(0.3)

Net Assets	100.0%

Industry Classification is subject to change.

See Notes to Financial Statements.

Dryden Municipal Bond Fund/Insured Series	41

Statement of Assets and Liabilities

as of October 31, 2006 (Unaudited)

Assets
Unaffiliated investments, at value (cost $217,981,728)	$229,220,322
Cash	89,162
Interest receivable	3,494,451
Receivable for investments Sold	2,708,292
Receivable for Series shares Sold	8,959
Prepaid expenses	5,565

Total assets	235,526,751

Liabilities
Payable for investments Purchased	5,877,931
Payable for Series shares Reacquired	392,912
Dividends payable	203,057
Accrued expenses	175,775
Due to broker—variation margin	105,188
Management fee payable	97,060
Distribution fee payable	55,744
Transfer agent fee payable	27,184
Deferred trustees’ fees	13,742

Total liabilities	6,948,593

Net Assets	$228,578,158

Net assets were comprised of:
Shares of beneficial interest, at par	$210,560
Paid-in capital in excess of par	215,407,022

215,617,582
Undistributed net investment income	340,677
Accumulated net realized gain on investments and financial futures transactions	1,680,929
Net unrealized appreciation on investments and financial futures contracts	10,938,970

Net assets, October 31, 2006	$228,578,158

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($193,669,860 ÷ 17,843,840 shares of beneficial interest issued and outstanding)	$10.85
Maximum sales charge (4.00% of offering price)	.45

Maximum offering price to public	$11.30

Class B
Net asset value, offering price and redemption price per share ($26,490,614 ÷ 2,436,936 shares of beneficial interest issued and outstanding)	$10.87

Class C
Net asset value, offering price and redemption price per share ($5,299,126 ÷ 487,493 shares of beneficial interest issued and outstanding)	$10.87

Class Z
Net asset value, offering price and redemption price per share ($3,118,558 ÷ 287,706 shares of beneficial interest issued and outstanding)	$10.84

See Notes to Financial Statements.

Dryden Municipal Bond Fund/Insured Series	43

Statement of Operations

Six Months Ended October 31, 2006 (Unaudited)

Net Investment Income
Income
Unaffiliated interest	$5,525,985

Expenses
Management fee	588,889
Distribution fee—Class A	247,882
Distribution fee—Class B	71,215
Distribution fee—Class C	21,726
Transfer agent’s fees and expenses (including affiliated expense of $59,100)	73,000
Custodian’s fees and expenses	28,000
Reports to shareholders	28,000
Registration fees	23,000
Legal fees and expenses	15,000
Audit fee	12,000
Trustees’ fees	7,000
Miscellaneous	4,822

Total expenses	1,120,534

Less: Custodian fee credit (Note 1)	(390)

Net expenses	1,120,144

Net investment income	4,405,841

Realized And Unrealized Gain (Loss) On Investment Transactions
Net realized gain on:
Investment transactions	209,963
Financial futures transactions	43,251

253,214

Net change in unrealized appreciation (depreciation) on:
Investments	5,065,869
Financial futures contracts	(648,784)

4,417,085

Net gain on investment transactions	4,670,299

Net Increase In Net Assets Resulting From Operations	$9,076,140

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended October 31, 2006	Year Ended April 30, 2006
Increase (Decrease) In Net Assets
Operations
Net investment income	$4,405,841	$10,225,515
Net realized gain on investment transactions	253,214	3,310,415
Net change in unrealized appreciation (depreciation) on investments	4,417,085	(9,564,795)

Net increase in net assets resulting from operations	9,076,140	3,971,135

Dividends and distributions (Note 1)
Dividends from net investment income
Class A	(3,714,708)	(8,495,339)
Class B	(497,993)	(1,266,061)
Class C	(94,013)	(216,152)
Class Z	(59,225)	(155,897)

	(4,365,939)	(10,133,449)

Distributions from net realized gains
Class A	—	(1,874,458)
Class B	—	(290,276)
Class C	—	(53,264)
Class Z	—	(31,353)

	—	(2,249,351)

Series share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	2,965,222	5,307,860
Net asset value of shares issued in reinvestment of dividends and distributions	2,715,463	7,924,862
Cost of shares reacquired	(22,483,738)	(60,940,258)

Net decrease in net assets from Series share transactions	(16,803,053)	(47,707,536)

Total decrease	(12,092,852)	(56,119,201)

Net Assets
Beginning of period	240,671,010	296,790,211

End of period(a)	$228,578,158	$240,671,010

(a) Includes undistributed net investment income of:	$340,677	$300,775

See Notes to Financial Statements.

Dryden Municipal Bond Fund/Insured Series	45

Notes to Financial Statements

Dryden Municipal Bond Fund (the “Fund”) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund was organized as an unincorporated business trust in Massachusetts on November 3, 1986 and consists of two series: the “High Income Series” and the “Insured Series”. Investment operations for Class A, Class B, Class C and Class Z shares of each Series commenced on January 22, 1990, September 17, 1987, August 1, 1994 and September 16, 1996, respectively.

The investment objectives of the Series are as follows: (i) the objective of the High Income Series is to provide the maximum amount of income that is eligible for exclusion from federal income taxes, (ii) the objective of the Insured Series is to provide the maximum amount of income that is eligible for exclusion from federal income taxes consistent with the preservation of capital. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific state, region or industry.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: The Fund values municipal securities (including commitments to purchase such securities on a “when-issued” basis) as of the normal close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values. Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided, by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked

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price. Securities for which reliable market quotations are not readily available or for which the pricing service does not provide a valuation methodology, or does not present fair value, are valued at fair value in accordance with Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in sixty days or less are valued at amortized cost, which approximates market value. Short-term securities which mature in more than sixty days are valued at current market quotations. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Subsequent payments, known as “variation margin”, are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures contracts.

The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Dryden Municipal Bond Fund	47

Notes to Financial Statements

Cont’d

Options: The Fund may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates with respect to securities which the Fund currently owns or intends to purchase. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on written options.

The Fund, as writer of an option, has no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as purchaser of an option that is traded in the over-the counter market, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

Interest Rate Swap: The Fund may enter into interest rate swaps. In a simple interest rate swap, one investor pays a floating rate of interest on a notional amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, an investor may pay a fixed rate and receive a floating rate. Interest rate swaps were developed as asset/liability management tools. In more complex swaps, the notional principal may decline (or amortize) over time.

During the term of the swap, changes in the value of the swap are recorded as unrealized gains or losses by “marking-to-market” to reflect the market value of the swap. When the swap is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the fund’s basis in the contract, if any.

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The Fund is exposed to credit loss in the event of non-performance by the other party to the interest rate swap. However, the Fund does not anticipate non-performance by any counterparty.

Written options, future contracts and swap contracts involve elements of both market and credit risk in excess of the amounts reflected in the Statement of Assets and Liabilities.

Inverse Floaters: The Fund invests in variable rate securities commonly called “inverse floaters”. The interest rates on these securities have an inverse relationship to market interest rate of other securities or the value of an index. Changes in interest rates on the other security or index inversely affect the rate paid on the inverse floater, and the inverse floater’s price will be more volatile than that of a fixed-rate bond. Additionally, some of these securities contain a “leverage factor” whereby the interest rate moves inversely by a “factor” to the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floating rate notes.

When-Issued/Delayed Delivery Securities: Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of investments are calculated on the identified cost basis. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis as an adjustment to interest income.

Net investment income or loss (other than distribution fees, which are charged directly to the respective Class) and unrealized and realized gains or losses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund declares dividends from the net investment income daily and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid in capital in excess of par, as appropriate.

Dryden Municipal Bond Fund	49

Notes to Financial Statements

Cont’d

Federal Income Taxes: For federal income tax purposes, each Series in the Fund is treated as a separate taxpaying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Custody Fee Credits: The Fund has an arrangement with its custodian bank, whereby uninvested cash earn credits which reduce the fees charged by the custodian. Such custody fee credits, if any, are presented as a reduction of gross expenses in the accompanying Statement of Operations.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management (“PIM”). The Subadvisory Agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. PI pays for the services of PIM, the cost of compensation of officers for the Fund, occupancy and certain clerical and bookkeeping cost of the Fund. The Fund bears all other costs and expenses.

The management fee paid PI is computed daily and payable monthly at an annual rate of .50 of 1% of the average daily net assets of each series up to $1 billion and .45 of 1% of the average daily net assets of each series in excess of $1 billion. The effective management fee rate was .50 of 1% of the average daily net assets of the High Income and Insured Series for the six months ended October 31, 2006.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by it. The distribution fees are accrued daily

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and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30 of 1%, .50 of 1% and 1%, of the average daily net assets of the Class A, B and C shares, respectively. PIMS contractually agreed to limit such fees to .25 of 1% and .75 of 1% average daily net assets of the Class A shares and Class C shares, respectively.

PIMS has advised the High Income Series and Insured Series that it received approximately $70,800 and $29,200 for Class A shares, respectively, in front-end sales charges during the six months ended October 31, 2006. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the High Income Series and Insured Series that for the six months ended October 31, 2006, it received approximately $39,000 ($38,200 Class B; $800 Class C) and $28,700 ($28,200 Class B; $500 Class C), respectively, in contingent deferred sales charges imposed upon certain redemptions by Class B and C shareholders, respectively.

PI, PIM and PIMS are indirect wholly owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. Effective October 27, 2006, the Funds renewed SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Funds pay a commitment fee of .07 of 1% of the unused portion of the renewed SCA. The expiration date of the renewed SCA will be October 26, 2007. For the period from October 29, 2005 through October 26, 2006, the Funds paid a commitment fee of .0725 of 1% of the unused portion of the agreement. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The Fund did not borrow any amounts pursuant to the SCA during the six months ended October 31, 2006.

Note 3. Other Transactions With Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer

Dryden Municipal Bond Fund	51

Notes to Financial Statements

Cont’d

agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers, including fees relating to the services of Wachovia Securities, LLC (“Wachovia”) and First Clearing, LLC (“First Clearing”), affiliates of PI. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended October 31, 2006, the Fund incurred approximately $49,800 ($40,000 High Income Series; $9,800 Insured Series) in total networking fees. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended October 31, 2006, were as follows:

Series	Purchases	Sales
High Income	$95,976,596	$107,777,781
Insured	$62,482,736	$77,346,144

Note 5. Distributions and Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation (depreciation) as of October 31, 2006 were as follows:

Series	Tax Basis	Appreciation	Depreciation	Total Unrealized Appreciation
High Income	$534,791,343	$38,277,841	$10,362,269	$27,915,572
Insured	$217,497,323	$11,724,179	$ 1,180	$11,722,999

These adjustments were primarily due to the difference between financial and tax reporting with respect to accretion of market discount, expiration of capital loss carryforward, swaps treatment and other differences. Net investment income, net realized gain (losses) and net assets were not affected by this change.

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For federal income tax purposes, the High Income Series has a capital loss carryforward as of April 30, 2006 of approximately $58,171,000, of which $3,137,000 expires in 2007, $5,906,000 expires in 2008, $20,095,000 expires in 2009, $13,512,000 expires in 2010, $4,457,000 expires in 2011 and $11,064,000 expires in 2014. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforwards. In addition approximately $554,000 of its capital loss carryforward expired in the fiscal year ended April 30, 2006. The High Income Series elected to treat post-October capital losses of approximately $6,532,000 incurred in the six months ended April 30, 2006 as having incurred in the current fiscal year.

Note 6. Capital

The High Income Series and Insured Series offer Class A, Class B, Class C and Class Z shares. Class A shares were sold with a front-end sales charge of up to 4%. All investors who purchase Class A shares in the amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker dealers affiliated with Prudential. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first 12 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Dryden Municipal Bond Fund	53

Notes to Financial Statements

Cont’d

The Fund has authorized an unlimited number of shares of beneficial interest of each class at $.01 par value per share. Transactions in shares of beneficial interest were as follows:

Dryden Municipal Bond Fund/High Income Series

Class A	Shares	Amount
Six months ended October 31, 2006:
Shares sold	592,406	$6,178,515
Shares issued in reinvestment of dividends	546,987	5,707,518
Shares reacquired	(3,257,927)	(33,951,228)

Net increase (decrease) in shares outstanding before conversion	(2,118,534)	(22,065,195)
Shares issued upon conversion from Class B	1,300,897	13,593,029

Net increase (decrease) in shares outstanding	(817,637)	$(8,472,166)

Year ended April 30, 2006:
Shares sold	1,516,896	$15,761,657
Shares issued in reinvestment of dividends	1,038,877	10,780,505
Shares reacquired	(7,279,786)	(75,542,675)

Net increase (decrease) in shares outstanding before conversion	(4,724,013)	(49,000,513)
Shares issued upon conversion from Class B	4,001,025	41,582,297

Net increase (decrease) in shares outstanding	(722,988)	$(7,418,216)

Class B
Six months ended October 31, 2006:
Shares sold	284,873	$2,970,712
Shares issued in reinvestment of dividends	76,387	796,940
Shares reacquired	(661,057)	(6,890,173)

Net increase (decrease) in shares outstanding before conversion	(299,797)	(3,122,521)
Shares reacquired upon conversion into Class A	(1,300,897)	(13,593,029)

Net increase (decrease) in shares outstanding	(1,600,694)	$(16,715,550)

Year ended April 30, 2006:
Shares sold	318,017	$3,304,697
Shares issued in reinvestment of dividends	202,826	2,105,931
Shares reacquired	(1,996,903)	(20,732,680)

Net increase (decrease) in shares outstanding before conversion	(1,476,060)	(15,322,052)
Shares reacquired upon conversion into Class A	(3,999,189)	(41,582,297)

Net increase (decrease) in shares outstanding	(5,475,249)	$(56,904,349)

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Class C	Shares	Amount
Six months ended October 31, 2006:
Shares sold	308,985	$3,228,091
Shares issued in reinvestment of dividends	30,637	319,755
Shares reacquired	(178,762)	(1,865,300)

Net increase (decrease) in shares outstanding	160,860	$1,682,546

Year ended April 30, 2006:
Shares sold	774,023	$8,044,948
Shares issued in reinvestment of dividends	57,560	597,542
Shares reacquired	(386,893)	(4,016,766)

Net increase (decrease) in shares outstanding	444,690	$4,625,724

Class Z
Six months ended October 31, 2006:
Shares sold	166,682	$1,751,405
Shares issued in reinvestment of dividends	20,126	209,869
Shares reacquired	(74,972)	(784,332)

Net increase (decrease) in shares outstanding	111,836	$1,176,942

Year ended April 30, 2006:
Shares sold	221,330	$2,291,928
Shares issued in reinvestment of dividends	48,255	500,460
Shares reacquired	(640,191)	(6,652,267)

Net increase (decrease) in shares outstanding	(370,606)	$(3,859,879)

Dryden Municipal Bond Fund/Insured Series
Class A
Six months ended October 31, 2006
Shares sold	166,441	$1,779,488
Shares issued in reinvestment of dividends	214,790	2,295,307
Shares reacquired	(1,663,597)	(17,797,786)

Net increase (decrease) in shares outstanding before conversion	(1,282,366)	(13,722,991)
Shares issued upon conversion from Class B	214,097	2,298,146

Net increase (decrease) in shares outstanding	(1,068,269)	$(11,424,845)

Year ended April 30, 2006:
Shares sold	351,961	$3,828,011
Shares issued in reinvestment of dividends and distributions	611,603	6,623,957
Shares reacquired	(4,587,717)	(49,657,641)

Net increase (decrease) in shares outstanding before conversion	(3,624,153)	(39,205,673)
Shares issued upon conversion from Class B	460,187	5,012,185

Net increase (decrease) in shares outstanding	(3,163,966)	$(34,193,488)

Dryden Municipal Bond Fund	55

Notes to Financial Statements

Cont’d

Class B	Shares	Amount
Six months ended October 31, 2006
Shares sold	15,354	$163,819
Shares issued in reinvestment of dividends	29,636	317,096
Shares reacquired	(241,855)	(2,588,108)

Net increase (decrease) in shares outstanding before conversion	(196,865)	(2,107,193)
Shares reacquired upon conversion into Class A	(213,699)	(2,298,146)

Net increase (decrease) in shares outstanding	(410,564)	$(4,405,339)

Year ended April 30, 2006:
Shares sold	98,154	$1,067,999
Shares issued in reinvestment of dividends and distributions	91,401	991,716
Shares reacquired	(735,913)	(8,003,408)

Net increase (decrease) in shares outstanding before conversion	(546,358)	(5,943,693)
Shares reacquired upon conversion into Class A	(459,476)	(5,012,185)

Net increase (decrease) in shares outstanding	(1,005,834)	$(10,955,878)

Class C
Six months ended October 31, 2006
Shares sold	19,376	$207,677
Shares issued in reinvestment of dividends	4,985	53,341
Shares reacquired	(97,533)	(1,049,040)

Net increase (decrease) in shares outstanding	(73,172)	$(788,022)

Year ended April 30, 2006:
Shares sold	29,419	$322,155
Shares issued in reinvestment of dividends and distributions	14,170	153,692
Shares reacquired	(168,549)	(1,837,284)

Net increase (decrease) in shares outstanding	(124,960)	$(1,361,437)

Class Z
Six months ended October 31, 2006
Shares sold	75,877	$814,238
Shares issued in reinvestment of dividends	4,659	49,719
Shares reacquired	(98,927)	(1,048,804)

Net increase (decrease) in shares outstanding	(18,391)	$(184,847)

Year ended April 30, 2006:
Shares sold	8,274	$89,695
Shares issued in reinvestment of dividends and distributions	14,364	155,497
Shares reacquired	(132,978)	(1,441,925)

Net increase (decrease) in shares outstanding	(110,340)	$(1,196,733)

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Note 7. New Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits or expenses resulting from tax positions not deemed to meet the more-likely-than-not threshold would be recorded in the year in which they arise. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and interim periods within those fiscal years and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact, if any, in the financial statements has not yet been determined.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (FAS 157). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

Dryden Municipal Bond Fund	57

Financial Highlights

High Income Series

(Unaudited)

	Class A
	Six Months Ended October 31, 2006(d)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.32

Income from investment operations:
Net investment income	.27
Net realized and unrealized gain (loss) on investment transactions	.23

Total from investment operations	.50

Less Dividends:
Dividends from net investment income	(.25)

Net asset value, end of period	$10.57

Total Return(a):	4.81%
Ratios/Supplemental Data:
Net assets, end of period (000)	$453,878
Average net assets (000)	$451,911
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	.86	%(e)
Expenses, excluding distribution and service (12b-1) fees	.61	%(e)
Net investment income	5.07	%(e)
For Class A, B, C and Z shares:
Portfolio turnover rate	17	%(f)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return for periods of less than one full year are not annualized.
(b)	Effective May 1, 2001, the Dryden Municipal Bond Fund/High Income Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended April 30, 2002 was to increase net investment income per share by $.01, decrease net realized and unrealized gain (loss) per share by $.01 and increase the ratio of net investment income from 5.84% to 5.87%.
(c)	The distributor of the Series has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(d)	Calculated based upon average shares outstanding during the period.
(e)	Annualized.
(f)	Unannualized.

See Notes to Financial Statements.

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Class A
Year Ended April 30,
2006(d)	2005	2004	2003	2002(b)

$10.33	$9.99	$10.11	$10.06	$10.11

.53	.51	.53	.56	.61
(.05)	.35	(.12)	.04	(.06)

.48	.86	.41	.60	.55

(.49)	(.52)	(.53)	(.55)	(.60)

$10.32	$10.33	$9.99	$10.11	$10.06

4.84%	8.81%	4.13%	6.15%	5.53%

$451,785	$459,598	$457,184	$491,218	$501,501
$458,445	$458,739	$479,691	$496,597	$517,930

.87%	.86%	.87%	.85%	.84%
.62%	.61%	.62%	.60%	.59%
5.14%	5.03%	5.25%	5.53%	5.87%

32%	29%	89%	88%	58%

See Notes to Financial Statements.

Dryden Municipal Bond Fund/High Income Series	59

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended October 31, 2006(c)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.33

Income from investment operations:
Net investment income	.25
Net realized and unrealized gain (loss) on investment transactions	.23

Total from investment operations	.48

Less Dividends:
Dividends from net investment income	(.24)

Net asset value, end of period	$10.57

Total Return(a):	4.67%
Ratios/Supplemental Data:
Net assets, end of period (000)	$70,279
Average net assets (000)	$76,434
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.11	%(d)
Expenses, excluding distribution and service (12b-1) fees	.61	%(d)
Net investment income	4.82	%(d)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return for periods of less than one full year are not annualized.
(b)	Effective May 1, 2001, the Dryden Municipal Bond Fund/High Income Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended April 30, 2002 was to increase net investment income and decrease net realized and unrealized gain (loss) per share by less than $.005 and increase the ratio of net investment income from 5.59% to 5.62%.
(c)	Calculated based upon average shares outstanding during the period.
(d)	Annualized.

See Notes to Financial Statements.

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Class B
Year Ended April 30,
2006(c)	2005	2004	2003	2002(b)

$10.34	$10.00	$10.11	$10.06	$10.11

.51	.49	.51	.54	.58
(.06)	.34	(.12)	.04	(.06)

.45	.83	.39	.58	.52

(.46)	(.49)	(.50)	(.53)	(.57)

$10.33	$10.34	$10.00	$10.11	$10.06

4.48%	8.53%	3.95%	5.88%	5.27%

$85,179	$141,832	$192,517	$241,311	$285,581
$112,213	$165,596	$219,376	$264,067	$307,192

1.12%	1.11%	1.12%	1.10%	1.09%
.62%	.61%	.62%	.60%	.59%
4.90%	4.78%	5.00%	5.31%	5.62%

See Notes to Financial Statements.

Dryden Municipal Bond Fund/High Income Series	61

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended October 31, 2006(d)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.33

Income from investment operations:
Net investment income	.24
Net realized and unrealized gain (loss) on investment transactions	.22

Total from investment operations	.46

Less Dividends:
Dividends from net investment income	(.22)

Net asset value, end of period	$10.57

Total Return(a):	4.55%
Ratios/Supplemental Data:
Net assets, end of period (000)	$28,944
Average net assets (000)	$27,549
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	1.36	%(e)
Expenses, excluding distribution and service (12b-1) fees	.61	%(e)
Net investment income	4.57	%(e)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return for periods of less than one full year are not annualized.
(b)	Effective May 1, 2001, the Dryden Municipal Bond Fund/High Income Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended April 30, 2002 was to increase net investment income and decrease net realized and unrealized gain (loss) per share by less than $.005 and increase the ratio of net investment income from 5.35% to 5.38%.
(c)	The distributor of the Series has contractually agreed to limit its distribution and service (12b-1) fees to .75 of 1% of the average daily net assets of the Class C shares.
(d)	Calculated based upon average shares outstanding during the period.
(e)	Annualized.

See Notes to Financial Statements.

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Class C
Year Ended April 30,
2006(d)	2005	2004	2003	2002(b)

$10.34	$10.00	$10.11	$10.06	$10.11

.48	.46	.48	.51	.55
(.05)	.35	(.11)	.04	(.05)

.43	.81	.37	.55	.50

(.44)	(.47)	(.48)	(.50)	(.55)

$10.33	$10.34	$10.00	$10.11	$10.06

4.23%	8.26%	3.69%	5.62%	5.00%

$26,611	$22,033	$24,599	$28,313	$26,619
$25,219	$23,042	$26,968	$27,121	$27,814

1.37%	1.36%	1.37%	1.35%	1.34%
.62%	.61%	.62%	.60%	.59%
4.64%	4.53%	4.75%	5.04%	5.38%

See Notes to Financial Statements.

Dryden Municipal Bond Fund/High Income Series	63

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended October 31, 2006(c)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.31

Income from investment operations:
Net investment income	.28
Net realized and unrealized gain (loss) on investment transactions	.23

Total from investment operations	.51

Less Dividends:
Dividends from net investment income	(.26)

Net asset value, end of period	$10.56

Total Return(a):	4.94%
Ratios/Supplemental Data:
Net assets, end of period (000)	$9,932
Average net assets (000)	$8,922
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.61	%(d)
Expenses, excluding distribution and service (12b-1) fees	.61	%(d)
Net investment income	5.32	%(d)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return for periods of less than one full year are not annualized.
(b)	Effective May 1, 2001, the Dryden Municipal Bond Fund/High Income Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended April 30, 2002 was to increase net investment income per share by $.01, decrease net realized and unrealized gain (loss) per share by $.01 and increase the ratio of net investment income from 6.11% to 6.14%.
(c)	Calculated based upon average shares outstanding during the period.
(d)	Annualized.

See Notes to Financial Statements.

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Class Z
Year Ended April 30,
2006(c)	2005	2004	2003	2002(b)

$10.32	$9.98	$10.10	$10.05	$10.10

.56	.54	.56	.59	.63
(.06)	.34	(.12)	.04	(.06)

.50	.88	.44	.63	.57

(.51)	(.54)	(.56)	(.58)	(.62)

$10.31	$10.32	$9.98	$10.10	$10.05

5.08%	9.09%	4.41%	6.41%	5.79%

$8,547	$12,379	$14,087	$15,361	$7,000
$10,650	$11,451	$15,572	$10,813	$6,368

.62%	.61%	.62%	.60%	.59%
.62%	.61%	.62%	.60%	.59%
5.39%	5.29%	5.51%	5.78%	6.14%

See Notes to Financial Statements.

Dryden Municipal Bond Fund/High Income Series	65

Financial Highlights

Insured Series

(Unaudited)

	Class A
	Six Months Ended October 31, 2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.63

Income (loss) from investment operations:
Net investment income	.20
Net realized and unrealized gain (loss) on investment transactions	.22

Total from investment operations	.42

Less Dividends and Distributions:
Dividends from net investment income	(.20)
Distributions from net realized capital gains	—

Total dividends and distributions	(.20)

Net asset value, end of period	$10.85

Total Return(a):	4.02%
Ratios/Supplemental Data:
Net assets, end of period (000)	$193,670
Average net assets (000)	$196,689
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	.91	%(d)
Expenses, excluding distribution and service (12b-1) fees	.66	%(d)
Net investment income	3.78	%(d)
For Class A, B, C and Z shares:
Portfolio turnover rate	27	%(e)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods less than a full year are not annualized.
(b)	Effective May 1, 2001, the Dryden Municipal Bond Fund/Insured Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended April 30, 2002 was to increase net investment income and to decrease net realized and unrealized gains per share by less than $.005 and increase the ratio of net investment income from 4.62% to 4.64%.
(c)	The distributor of the Series contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% on the average daily net assets of the Class A shares.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

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Class A
Year Ended April 30,
2006	2005	2004	2003	2002(b)

$10.98	$10.90	$11.59	$11.08	$10.91

.41	.41	.42	.49	.52
(.26)	.20	(.39)	.51	.17

.15	.61	.03	1.00	.69

(.41)	(.41)	(.42)	(.49)	(.52)
(.09)	(.12)	(.30)	—	—

(.50)	(.53)	(.72)	(.49)	(.52)

$10.63	$10.98	$10.90	$11.59	$11.08

1.33%	5.74%	.13%	9.17%	6.38%

$201,121	$242,325	$257,738	$281,077	$261,227
$227,378	$249,074	$271,328	$272,608	$269,146

.93%	.91%	.90%	.88%	.87%
.68%	.66%	.65%	.63%	.62%
3.77%	3.72%	3.72%	4.35%	4.64%

34%	15%	71%	59%	22%

See Notes to Financial Statements.

Dryden Municipal Bond Fund/Insured Series	67

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended October 31, 2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.65

Income (loss) from investment operations:
Net investment income	.19
Net realized and unrealized gain (loss) on investment transactions	.22

Total from investment operations	.41

Less Dividends and Distributions:
Dividends from net investment income	(.19)
Distributions from net realized capital gains	—

Total dividends and distributions	(.19)

Net asset value, end of period	$10.87

Total Return(a):	3.89%
Ratios/Supplemental Data:
Net assets, end of period (000)	$26,491
Average net assets (000)	$28,254
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.16	%(c)
Expenses, excluding distribution and service (12b-1) fees	.66	%(c)
Net investment income	3.53	%(c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods less than a full year are not annualized.
(b)	Effective May 1, 2001, the Dryden Municipal Bond Fund/Insured Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended April 30, 2002 was to increase net investment income and to decrease net realized and unrealized gains per share by less than $.005 and increase the ratio of net investment income from 4.38% to 4.40%.
(c)	Annualized.

See Notes to Financial Statements.

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Class B
Year Ended April 30,
2006	2005	2004	2003	2002(b)

$10.99	$10.91	$11.60	$11.09	$10.92

.39	.38	.40	.47	.49
(.26)	.20	(.40)	.50	.17

.13	.58	—	.97	.66

(.38)	(.38)	(.39)	(.46)	(.49)
(.09)	(.12)	(.30)	—	—

(.47)	(.50)	(.69)	(.46)	(.49)

$10.65	$10.99	$10.91	$11.60	$11.09

1.18%	5.45%	(.14)%	8.90%	6.12%

$30,328	$42,363	$51,432	$60,724	$55,145
$36,339	$48,258	$56,466	$58,003	$54,136

1.18%	1.16%	1.15%	1.13%	1.12%
.68%	.66%	.65%	.63%	.62%
3.52%	3.46%	3.47%	4.10%	4.40%

See Notes to Financial Statements.

Dryden Municipal Bond Fund/Insured Series	69

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended October 31, 2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.65

Income (loss) from investment operations:
Net investment income	.18
Net realized and unrealized gain (loss) on investment transactions	.21

Total from investment operations	.39

Less Dividends and Distributions:
Dividends from net investment income	(.17)
Distributions from net realized capital gains	—

Total dividends and distributions	(.17)

Net asset value, end of period	$10.87

Total Return(a):	3.75%
Ratios/Supplemental Data:
Net assets, end of period (000)	$5,299
Average net assets (000)	$5,746
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	1.41	%(d)
Expenses, excluding distribution and service (12b-1) fees	.66	%(d)
Net investment income	3.27	%(d)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods less than a full year are not annualized.
(b)	Effective May 1, 2001, the Dryden Municipal Bond Fund/Insured Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended April 30, 2002 was to increase net investment income per share by $.01, decrease net realized and unrealized gains per share by $.01 and increase the ratio of net investment income from 4.14% to 4.17%.
(c)	The distributor of the Series contractually agreed to limit its distribution and service (12b-1) fees to .75 of 1% on the average daily net assets of the Class C shares.
(d)	Annualized.

See Notes to Financial Statements.

70	Visit our website at www.jennisondryden.com

Class C
Year Ended April 30,
2006	2005	2004	2003	2002(b)

$10.99	$10.91	$11.60	$11.09	$10.92

.36	.35	.37	.44	.47
(.26)	.20	(.40)	.50	.16

.10	.55	(.03)	.94	.63

(.35)	(.35)	(.36)	(.43)	(.46)
(.09)	(.12)	(.30)	—	—

(.44)	(.47)	(.66)	(.43)	(.46)

$10.65	$10.99	$10.91	$11.60	$11.09

.92%	5.18%	(.39)%	8.63%	5.86%

$5,971	$7,538	$7,629	$8,457	$6,456
$6,683	$7,706	$8,329	$7,559	$5,320

1.43%	1.41%	1.40%	1.38%	1.37%
.68%	.66%	.65%	.63%	.62%
3.27%	3.22%	3.21%	3.85%	4.17%

See Notes to Financial Statements.

Dryden Municipal Bond Fund/Insured Series	71

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended October 31, 2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.62

Income (loss) from investment operations:
Net investment income	.22
Net realized and unrealized gain (loss) on investment transactions	.21

Total from investment operations	.43

Less Dividends and Distributions:
Dividends from net investment income	(.21)
Distributions from net realized capital gains	—

Total dividends and distributions	(.21)

Net asset value, end of period	$10.84

Total Return(a):	4.15%
Ratios/Supplemental Data:
Net assets, end of period (000)	$3,119
Average net assets (000)	$2,946
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.66	%(c)
Expenses, excluding distribution and service (12b-1) fees	.66	%(c)
Net investment income	4.02	%(c)

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods less than a full year are not annualized.
(b)	Effective May 1, 2001, the Dryden Municipal Bond Fund/Insured Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended April 30, 2002 was to increase net investment income per share by $.01, decrease net realized and unrealized gains per share by $.01 and increase the ratio of net investment income from 4.88% to 4.91%.
(c)	Annualized.

See Notes to Financial Statements.

72	Visit our website at www.jennisondryden.com

Class Z
Year Ended April 30,
2006	2005	2004	2003	2002(b)

$10.96	$10.89	$11.58	$11.07	$10.91

.44	.44	.45	.52	.55
(.26)	.19	(.39)	.50	.15

.18	.63	.06	1.02	.70

(.43)	(.44)	(.45)	(.51)	(.54)
(.09)	(.12)	(.30)	—	—

(.52)	(.56)	(.75)	(.51)	(.54)

$10.62	$10.96	$10.89	$11.58	$11.07

1.67%	5.94%	.40%	9.45%	6.55%

$3,251	$4,565	$6,330	$9,179	$4,238
$3,913	$5,265	$7,365	$6,605	$3,152

.68%	.66%	.65%	.63%	.62%
.68%	.66%	.65%	.63%	.62%
4.02%	3.96%	3.98%	4.61%	4.91%

See Notes to Financial Statements.

Dryden Municipal Bond Fund/Insured Series	73

Approval of Advisory Agreements

High Income Series

The Board of Trustees (the “Board”) of the Dryden Municipal Bond Fund oversees the management of the High Income Series (the “Fund”) and, as required by law, determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 7-8, 2006 and approved the renewal of the agreements through July 31, 2007, after concluding that renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with their consideration. Among other things, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups. The mutual funds included in each Peer Universe or Peer Group were objectively determined solely by Lipper Inc., an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles over one-year, three-year and five-year time periods ending December 31, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders. In their deliberations, the Trustees did not identify any single factor that was dispositive and each Director attributed different weights to the various factors. In connection with their deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 7-8, 2006. The Trustees determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and PIM, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are fair and reasonable in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

Several of the material factors and conclusions that formed the basis for the Trustees reaching their determinations to approve the continuance of the agreements are separately discussed below.

Dryden Municipal Bond Fund

Approval of Advisory Agreements (continued)

High Income Series

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature and extent of services provided to the Fund by PI and PIM. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and non-independent Trustees of the Fund. The Board also considered the investment subadvisory services provided by PIM, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and PIM, and also reviewed the qualifications, backgrounds and responsibilities of PIM’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and PIM’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and PIM. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PI and PIM. The Board noted that PIM is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by PIM, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and PIM under the management and subadvisory agreements.

Performance of High Income Series

The Board received and considered information about the Fund’s historical performance, noting that the Fund had achieved performance that was in the first quartile over a one-year period, and performance that was in the third quartile over three-year, five-year and 10 year periods ending December 31 in relation to the group of comparable funds in a Peer Universe. The Board noted that the Fund had outperformed against its benchmark index over the same one-year, three-year and five-year time periods.

The Board concluded that the Fund’s performance was satisfactory.

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Fees and Expenses

The Board considered the management fee for the Fund as compared to the management fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds.

The Fund’s management fee ranked in the second quartile in its Peer Group. The Board concluded that the management and subadvisory fees were reasonable.

The Board further noted that during 2005 and continuing through 2006, several initiatives had commenced which, when fully implemented, were expected to result in cost savings and expense reductions for the Fund.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable. The Board did not separately consider the profitability of the subadviser, an affiliate of PI, as its profitability was reflected in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase, but at the current level of assets the Fund does not realize the effect of those rate reductions. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s assets grow beyond current levels. The Board took note that the Fund’s fee structure would result in benefits to Fund shareholders when (and if) assets reach the levels at which the fee rate is reduced. These benefits will accrue whether or not PI is then realizing any economies of scale.

Other Benefits to PI and PIM

The Board considered potential ancillary benefits that might be received by PI and PIM and their affiliates as a result of their relationship with the Fund. The Board

Dryden Municipal Bond Fund

Approval of Advisory Agreements (continued)

High Income Series

concluded that potential benefits to be derived by PI included brokerage commissions received by affiliates of PI, transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), as well as reputational or other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by PIM included its ability to use soft dollar credits, brokerage commissions received by affiliates of PIM, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and reputational benefits. The Board concluded that the benefits derived by PI and PIM were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Visit our website at www.jennisondryden.com

Approval of Advisory Agreements

Insured Series

The Board of Trustees (the “Board”) of the Dryden Municipal Bond Fund oversees the management of the Insured Series (the “Fund”) and, as required by law, determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 7-8, 2006 and approved the renewal of the agreements through July 31, 2007, after concluding that renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with their consideration. Among other things, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups. The mutual funds included in each Peer Universe or Peer Group were objectively determined solely by Lipper Inc., an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles over one-year, three-year and five-year time periods ending December 31, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders. In their deliberations, the Trustees did not identify any single factor that was dispositive and each Director attributed different weights to the various factors. In connection with their deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 7-8, 2006. The Trustees determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and PIM, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are fair and reasonable in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

Several of the material factors and conclusions that formed the basis for the Trustees reaching their determinations to approve the continuance of the agreements are separately discussed below.

Dryden Municipal Bond Fund

Approval of Advisory Agreements (continued)

Insured Series

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature and extent of services provided to the Fund by PI and PIM. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and non-independent Trustees of the Fund. The Board also considered the investment subadvisory services provided by PIM, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and PIM, and also reviewed the qualifications, backgrounds and responsibilities of PIM’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and PIM’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and PIM. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PI and PIM. The Board noted that PIM is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by PIM, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and PIM under the management and subadvisory agreements.

Performance of Insured Series

The Board received and considered information about the Fund’s historical performance, noting that the Fund had achieved performance that was in the fourth quartile over one-year, three-year, five-year and 10 year periods ending December 31 in relation to the group of comparable funds in a Peer Universe. The Board expressed disappointment in the Fund’s performance record, but noted that the Fund’s underperformance was attributable to the Fund’s overweight position in shorter maturity bonds at a time when bonds with shorter maturities were underperforming due to a flattening of the yield curve. The Board concluded that it was reasonable to approve the continuance of the management and subadvisory agreements and to continue to evaluate the Fund’s ongoing performance.

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Fees and Expenses

The Board considered the management fee for the Fund as compared to the management fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds.

The Fund’s management fee ranked in the second quartile in its Peer Group. The Board concluded that the management and subadvisory fees were reasonable.

The Board further noted that during 2005 and continuing through 2006, several initiatives had commenced which, when fully implemented, were expected to result in cost savings and expense reductions for the Fund.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable. The Board did not separately consider the profitability of the subadviser, an affiliate of PI, as its profitability was reflected in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase, but at the current level of assets the Fund does not realize the effect of those rate reductions. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s assets grow beyond current levels. The Board took note that the Fund’s fee structure would result in benefits to Fund shareholders when (and if) assets reach the levels at which the fee rate is reduced. These benefits will accrue whether or not PI is then realizing any economies of scale.

Other Benefits to PI and PIM

The Board considered potential ancillary benefits that might be received by PI and PIM and their affiliates as a result of their relationship with the Fund. The Board

Dryden Municipal Bond Fund

Approval of Advisory Agreements (continued)

Insured Series

concluded that potential benefits to be derived by PI included brokerage commissions received by affiliates of PI, transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), as well as reputational or other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by PIM included its ability to use soft dollar credits, brokerage commissions received by affiliates of PIM, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and reputational benefits. The Board concluded that the benefits derived by PI and PIM were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Visit our website at www.jennisondryden.com

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING

The Board of Trustees of the Series has delegated to the Series’ investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Series. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Series voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Series’ website and on the Commission’s website.

TRUSTEES

Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS

Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Lee D. Augsburger, Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • Jack Benintende, Assistant Treasurer • M. Sadiq Peshimam, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Wilkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Series carefully before investing. The prospectus for the Series contains this and other information about the Series. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Dryden Municipal Bond Fund/High Income Series and Insured Series, PO Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
Each Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q are available on the Commission’s website at www.sec.gov. The Series’ Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Series’ schedule of portfolio holdings is also available on the Series’ website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden Municipal Bond Fund/High Income Series
Share Class	A	B	C	Z
NASDAQ	PRHAX	PMHYX	PHICX	PHIZX
CUSIP	262467103	262467202	262467301	262467400

Dryden Municipal Bond Fund/Insured Series
Share Class	A	B	C	Z
NASDAQ	PMIAX	PMINX	PMICX	PMIZX
CUSIP	262467509	262467608	262467707	262467806

MF133E2    IFS-A127723 Ed. 12/2006

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a) (1)	Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Municipal Bond Fund

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date December 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date December 22, 2006

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date December 22, 2006

*	Print the name and title of each signing officer under his or her signature.